OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Floating Rate Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 83.2%
Aerospace & Defense 0.7%
TASC, Inc. Tranche B Term Loan (a)(b)
12/18/15	4.500%	$693,519	$690,052
TransDigm Inc. Tranche B2 Term Loan (a)(b)
02/14/17	4.000%	2,872,800	2,874,236
Total			3,564,288

Airlines 1.0%
Delta Air Lines, Inc. Term Loan (a)(b)
04/20/17	5.500%	1,989,975	1,991,965
U.S. Airways Group, Inc. Term Loan (a)(b)
03/21/14	2.740%	2,487,958	2,372,890
United Air Lines, Inc. Tranche B Term Loan (a)(b)
02/01/14	2.250%	765,030	755,789
Total			5,120,644

Automotive 2.9%
Allison Transmission, Inc. Tranche B1 Term Loan (a)(b)
08/07/14	2.740%	1,744,258	1,738,693
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	6.000%	3,257,937	3,314,300
Federal-Mogul Corp. (a)(b)
Tranche B Term Loan
12/29/14	2.178%	974,146	942,817
Tranche C Term Loan
12/28/15	2.178%	497,013	481,029
Federal-Mogul Corp. (a)(b)(c)
Tranche B Term Loan
12/29/14	2.178%	546,284	528,715
Tranche C Term Loan
12/28/15	2.178%	278,716	269,753
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/20/19	4.750%	2,200,000	2,168,364
Schaeffler AG Tranche C2 Term Loan (a)(b)(c)
01/27/17	6.000%	3,575,000	3,586,476
Veyance Technologies, Inc. (a)(b)
Delayed Draw Term Loan
07/31/14	2.740%	143,625	138,598
Term Loan
07/31/14	2.740%	1,002,750	967,654
Total			14,136,399

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage 0.5%
Nuveen Investments, Inc. (a)(b)
1st Lien Term Loan
05/13/17	5.968%	$461,160	$461,160
05/13/17	5.969%	538,840	538,727
05/13/17	7.250%	100,000	100,475
2nd Lien Term Loan
02/28/19	8.250%	1,375,000	1,402,500
Total			2,502,862

Building Materials 1.0%
Armstrong World Industries, Inc. Tranche B1 Term Loan (a)(b)
03/10/18	4.000%	1,510,948	1,510,192
Custom Building Products, Inc. Term Loan (a)(b)
03/19/15	5.750%	535,932	532,920
Goodman Global, Inc. (a)(b)
1st Lien Term Loan
10/28/16	5.750%	475,867	477,852
2nd Lien Term Loan
10/30/17	9.000%	540,909	548,119
Potters Holdings II LP (a)(b)
Tranche B 1st Lien Term Loan
05/06/17	6.000%	992,500	990,019
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	775,000	780,169
Total			4,839,271

Chemicals 4.5%
AZ Chem U.S., Inc. Term Loan (a)(b)
12/22/17	7.250%	619,773	630,234
Ashland, Inc. Tranche B Term Loan (a)(b)
08/23/18	3.750%	2,809,866	2,812,030
Cristal Inorganic Chemicals U.S., Inc. (a)(b)
1st Lien Term Loan
05/15/14	2.720%	537,776	536,878
2nd Lien Term Loan
11/15/14	6.220%	1,100,000	1,095,413
Huntsman International LLC (a)(b)
Tranche B Term Loan
04/19/17	2.850%	272,868	270,233
Tranche B2 Term Loan
04/19/17	3.347%	101,089	100,113
Tranche C Term Loan
06/30/16	2.547%	1,543,509	1,525,666
Ineos U.S. Finance LLC Term Loan (a)(b)(c)
04/27/18	6.500%	850,000	853,187

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Momentive Performance Materials Tranche B3 Term Loan (a)(b)
05/05/15	3.750%	$625,000	$600,394
Momentive Specialty Chemicals, Inc. (a)(b)
Tranche C1B Term Loan
05/05/15	4.000%	1,725,217	1,707,154
Tranche C2B Term Loan
05/05/15	4.250%	771,299	763,223
Nexeo Solutions LLC Term Loan (a)(b)
09/08/17	5.000%	723,174	707,503
Norit Holding BV Term Loan (a)(b)
07/10/17	6.750%	1,293,500	1,303,201
PQ Corp. (a)(b)
1st Lien Term Loan
07/30/14	3.989%	917,392	894,457
07/30/14	4.000%	650,000	633,750
Solutia, Inc. Tranche 1 Term Loan (a)(b)
08/01/17	3.500%	959,559	957,928
Trinseo Materials Operating SCA Term Loan (a)(b)
08/02/17	6.000%	2,666,250	2,486,278
Tronox Pigments B.V. (a)(b)
Term Loan
02/08/18	4.250%	844,643	845,817
Tronox Pigments B.V. (a)(b)(c)(d)
Delayed Draw Term Loan
02/08/18	1.000%	230,357	230,677
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	2,904,950	2,909,250
Total			21,863,386

Construction Machinery 1.5%
Douglas Dynamics LLC Term Loan (a)(b)
04/18/18	5.750%	3,595,290	3,553,333
Manitowoc Co., Inc. (The) Tranche B Term Loan (a)(b)
11/13/17	4.250%	1,675,000	1,677,797
NACCO Materials Handling Group, Inc. Term Loan (a)(b)
03/21/13	2.293%	878,104	874,811
Terex Corp. Term Loan (a)(b)
04/28/17	5.500%	1,044,750	1,051,541
Total			7,157,482

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services 2.5%
Instant Web, Inc. (a)(b)
Delayed Draw Term Loan
08/07/14	3.614%	$144,434	$129,990
Term Loan
08/07/14	3.614%	1,385,545	1,246,991
KAR Auction Services, Inc. Term Loan (a)(b)
05/19/17	5.000%	769,187	772,557
Live Nation Entertainment, Inc. Tranche B Term Loan (a)(b)
11/07/16	4.500%	2,015,156	2,013,141
Sabre, Inc. Term Loan (a)(b)
09/30/17	5.989%	5,112,292	4,835,103
ServiceMaster Co. (The) (a)(b)
Delayed Draw Term Loan
07/24/14	2.740%	131,168	129,644
Letter of Credit
07/24/14	0.240%	2,075,000	1,976,437
Term Loan
07/24/14	2.795%	1,317,192	1,301,886
Total			12,405,749

Consumer Products 2.7%
Affinion Group, Inc. (a)(b)
Tranche B Term Loan
10/09/16	5.000%	975,701	926,428
Affinion Group, Inc. (a)(b)(c)
Tranche B Term Loan
10/09/16	5.000%	1,246,825	1,183,860
Amscan Holdings, Inc. Term Loan (a)(b)
12/02/17	6.750%	1,664,551	1,669,544
Fender Musical Instruments Corp. (a)(b)
Delayed Draw Term Loan
06/09/14	2.490%	663,308	646,394
Term Loan
06/09/14	2.490%	1,312,793	1,279,317
Jarden Corp. Tranche B Term Loan (a)(b)
03/31/18	3.239%	1,266,315	1,268,695
NBTY, Inc. Tranche B1 Term Loan (a)(b)
10/02/17	4.250%	2,390,464	2,392,090
National Bedding Co. LLC 2nd Lien Term Loan (a)(b)
02/28/14	5.250%	1,000,000	991,250
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	2,766,024	2,725,032
Total			13,082,610

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing 2.1%
Acosta, Inc. Tranche B Term Loan (a)(b)
03/01/18	4.750%	$1,854,276	$1,852,532
Colfax Corp. Tranche B Term Loan (a)(b)
01/11/19	4.500%	1,122,188	1,126,216
GPX International Tire Corp. (a)(b)(e)(f)
PIK Term Loan
03/30/12	0.000%	4,480	—
GPX International Tire Corp. (a)(b)(e)(f)(g)(h)
PIK Term Loan
03/30/12	0.000%	274,379	—
Hupah Finance, Inc. Term Loan (a)(b)
01/19/19	6.250%	1,425,000	1,437,469
IMG Worldwide, Inc. Tranche B Term Loan (a)(b)
06/16/16	5.500%	3,697,062	3,687,820
Tomkins LLC/Inc. Tranche B1 Term Loan (a)(b)
09/29/16	4.250%	1,613,950	1,618,389
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/10/14	5.000%	653,741	647,204
Total			10,369,630

Electric 2.5%
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.500%	965,250	966,051
04/01/18	4.500%	1,463,938	1,465,153
Equipower Resources Holdings LLC Tranche B Term Loan (a)(b)
01/26/18	5.750%	338,125	315,582
FREIF North American Power I LLC (a)(b)
Tranche B Term Loan
03/29/19	6.000%	756,173	754,282
Tranche C Term Loan
03/29/19	6.000%	118,827	118,530
GenOn Energy/Americas, Inc. Term Loan (a)(b)
12/04/17	6.000%	861,875	854,877
Generac Power System, Inc. Tranche B Term Loan (a)(b)
02/09/19	3.750%	1,851,190	1,846,174
NRG Energy, Inc. Term Loan (a)(b)
07/01/18	4.000%	1,612,812	1,615,006
TPF Generation Holdings LLC (a)(b)
1st Lien Synthetic Letter of Credit
12/15/13	0.000%	71,059	70,259

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
2nd Lien Term Loan
12/15/14	4.720%	$2,096,221	$2,030,714
Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/10/14	3.741%	3,497,531	2,002,336
Total			12,038,964

Entertainment 2.4%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (a)(b)
04/22/16	7.500%	1,915,875	1,932,639
AMC Entertainment, Inc. (a)(b)
Tranche B2 Term Loan
12/15/16	3.489%	979,112	974,834
Tranche B3 Term Loan
02/22/18	4.250%	1,371,563	1,367,283
Alpha Topco Ltd. Tranche B Term Loan (a)(b)
04/28/17	5.750%	3,550,000	3,571,300
Cedar Fair LP Tranche 1 Term Loan (a)(b)
12/15/17	4.000%	2,008,479	2,010,668
Cinemark U.S.A., Inc. Term Loan (a)(b)
04/30/16	3.588%	555,374	557,112
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
12/20/18	4.250%	1,125,000	1,126,564
Total			11,540,400

Environmental 1.3%
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (a)(b)
07/29/14	8.000%	3,720,218	3,673,716
Synagro Technologies, Inc. 1st Lien Term Loan (a)(b)
04/02/14	2.250%	1,982,339	1,785,353
WCA Waste Corp. Term Loan (a)(b)
03/23/18	5.500%	675,000	675,844
Total			6,134,913

Food and Beverage 5.3%
Aramark Corp. (a)(b)
3rd Letter of Credit
07/26/16	3.489%	66,004	65,886
Tranche C Term Loan
07/26/16	3.650%	819,333	817,867

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
B&G Foods, Inc. Tranche B Term Loan (a)(b)
11/30/18	4.500%	$897,750	$904,483
Dean Foods Co. Tranche A Term Loan (a)(b)
04/02/14	3.240%	1,419,879	1,414,994
Del Monte Foods Co. Term Loan (a)(b)
03/08/18	4.500%	1,761,688	1,749,426
Dole Food Co., Inc. Tranche B2 Term Loan (a)(b)
07/08/18	5.040%	929,569	933,055
Earthbound Holdings III LLC Term Loan (a)(b)
12/21/16	5.500%	2,488,475	2,480,188
Michael Foods Group, Inc. Tranche B Term Loan (a)(b)
02/25/18	4.250%	1,109,438	1,109,438
Pierre Foods, Inc. 1st Lien Term Loan (a)(b)
09/30/16	7.000%	3,278,828	3,291,123
Pinnacle Foods Finance LLC Term Loan (a)(b)
04/02/14	2.770%	945,087	944,171
Solvest Ltd. Tranche C2 Term Loan (a)(b)
07/08/18	5.026%	1,726,343	1,732,817
U.S. Foodservice, Inc. Term Loan (a)(b)
07/03/14	2.740%	3,934,605	3,867,874
WM. Bolthouse Farms, Inc. (a)(b)
1st Lien Term Loan
02/11/16	5.507%	1,503,618	1,509,633
2nd Lien Term Loan
08/11/16	9.500%	1,000,000	1,004,380
Windsor Quality Food Co., Ltd. Tranche B Term Loan (a)(b)(g)
02/16/17	5.000%	4,450,050	4,294,298
Total			26,119,633

Gaming 5.8%
Affinity Gaming LLC Term Loan (a)(b)
12/31/15	10.000%	3,708,574	3,782,745
Caesars Entertainment Operating Co., Inc. (a)(b)
Tranche B1 Term Loan
01/28/15	3.239%	1,000,000	949,170
Tranche B2 Term Loan
01/28/15	3.239%	3,000,000	2,847,510
Tranche B4 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
10/31/16	9.500%	$1,976,988	$2,029,338
Caesars Octavius LLC Tranche B Term Loan (a)(b)
04/25/17	9.250%	4,775,000	4,727,250
Cannery Casino Resorts LLC (a)(b)
1st Lien Delayed Draw Term Loan
05/17/13	4.489%	377,438	371,422
1st Lien Term Loan
05/17/13	4.489%	456,334	449,060
2nd Lien Term Loan
05/18/14	4.489%	1,250,000	1,150,000
Golden Nugget, Inc. 2nd Lien Term Loan (a)(b)
12/31/14	3.490%	2,025,000	1,768,493
Isle of Capri Casinos, Inc. Term Loan (a)(b)
11/01/13	4.750%	1,683,000	1,690,944
Las Vegas Sands LLC (a)(b)
Tranche B Term Loan
05/23/14	1.850%	3,111,448	3,098,318
11/23/16	2.850%	882,692	869,452
Tranche I Delayed Draw Term Loan
05/23/14	1.850%	109,869	109,406
11/23/16	2.850%	209,986	206,836
Pinnacle Entertainment, Inc. Tranche A Term Loan (a)(b)
03/19/19	4.000%	2,125,000	2,127,125
ROC Finance LLC Tranche B Term Loan (a)(b)
08/19/17	8.500%	800,000	804,664
Twin River Worldwide Holdings, Inc. Term Loan (a)(b)
11/05/15	8.500%	1,399,594	1,403,526
Total			28,385,259

Gas Distributors 0.1%
Energy Transfer Equity LP Term Loan (a)(b)
03/23/17	3.750%	725,000	716,278

Health Care 5.6%
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.750%	1,019,875	1,016,693
Ardent Medical Services, Inc. Term Loan (a)(b)
09/15/15	6.500%	1,768,857	1,758,545
Community Health Systems, Inc. (a)(b)
Term Loan
07/25/14	2.627%	1,976,834	1,958,706
01/25/17	3.989%	2,507,620	2,476,977

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
ConvaTec, Inc. Term Loan (a)(b)
12/22/16	5.750%	$2,734,609	$2,743,715
DJO Finance LLC (ReAble Therapeutics Finance LLC) Tranche B2 Term Loan (a)(b)
11/01/16	5.239%	484,284	483,315
DaVita, Inc. Tranche B Term Loan (a)(b)
10/20/16	4.500%	387,557	388,719
HCA, Inc. (a)(b)
Tranche A1 Term Loan
11/16/12	1.489%	1,232,772	1,231,219
Tranche B3 Term Loan
05/01/18	3.489%	3,298,659	3,243,506
Health Management Associates, Inc. Tranche B Term Loan (a)(b)
11/16/18	4.500%	1,022,437	1,022,437
IASIS Healthcare LLC Tranche B Term Loan (a)(b)(c)
05/03/18	5.000%	1,047,355	1,049,450
Onex Carestream Finance LP Term Loan (a)(b)
02/25/17	5.000%	2,442,144	2,375,376
Quintiles Transnational Corp. Tranche B Term Loan (a)(b)
06/08/18	5.000%	3,300,063	3,301,085
RPI Finance Trust Term Loan (a)(b)(c)
05/09/18	4.000%	3,179,427	3,189,379
Skilled Healthcare Group, Inc. Term Loan (a)(b)
04/09/16	6.750%	510,257	501,583
Vanguard Health Holding Co. II LLC Term Loan (a)(b)
01/29/16	5.000%	539,096	541,457
Total			27,282,162

Home Construction —%
Las Vegas Land Holdings LLC Term Loan (a)(b)
03/31/16	2.470%	56,396	47,654

Independent Energy 0.2%
MEG Energy Corp. Term Loan (a)(b)
03/18/18	4.000%	1,044,750	1,045,460

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Life Insurance 0.3%
CNO Financial Group, Inc. Tranche B1 Term Loan (a)(b)
09/30/16	6.250%	$1,378,789	$1,384,304

Media Cable 2.1%
Cequel Communications LLC Term Loan (a)(b)
02/14/19	4.000%	1,575,000	1,558,147
Charter Communications Operating LLC Tranche C Term Loan (a)(b)
09/06/16	3.720%	806,032	805,903
MCC Iowa LLC (a)(b)
Tranche D1 Term Loan
01/31/15	1.950%	461,603	446,984
Tranche F Term Loan
10/23/17	4.500%	2,730,264	2,718,879
San Juan Cable LLC Tranche B 1st Lien Term Loan (a)(b)
06/09/17	6.000%	918,062	898,269
UPC Financing Partnership Tranche T Term Loan (a)(b)
12/30/16	3.741%	492,146	489,685
WideOpenWest Finance LLC (a)(b)
1st Lien Term Loan
06/30/14	2.740%	1,984,377	1,965,783
Tranche A Term Loan
06/30/14	6.741%	1,244,931	1,242,852
Total			10,126,502

Media Non-Cable 12.4%
AMC Networks, Inc. Tranche B Term Loan (a)(b)
12/31/18	4.000%	1,116,562	1,112,844
Advanstar Communications, Inc. 1st Lien Term Loan (a)(b)
06/02/14	2.720%	923,490	733,020
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
07/03/14	0.000%	2,210,515	2,020,543
Clear Channel Communications, Inc. (a)(b)
Tranche A Term Loan
07/30/14	3.639%	1,897,715	1,760,377
Tranche B Term Loan
01/29/16	3.889%	5,640,222	4,545,850
Clear Channel Communications, Inc. (a)(b)(c)
Tranche A Term Loan
07/30/14	3.639%	1,000,000	927,630
Cumulus Media Holdings, Inc. (a)(b)
1st Lien Term Loan
09/17/18	5.750%	3,090,642	3,112,709

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
2nd Lien Term Loan
03/18/19	7.500%	$3,925,000	$3,985,838
Emmis Operating Co. (a)(b)
Tranche B Term Loan
11/01/13	4.472%	578,558	556,862
Emmis Operating Co. (a)(b)(c)
Tranche B Term Loan
11/01/13	4.472%	2,450,000	2,358,125
Encompass Digital Media, Inc. Tranche B Term Loan (a)(b)
08/10/17	8.000%	3,550,000	3,536,688
F & W Media, Inc. Term Loan (a)(b)
06/09/14	7.750%	915,422	849,054
GateHouse Media Operating, Inc. (a)(b)
Delayed Draw Term Loan
08/28/14	2.240%	655,531	195,656
Term Loan
08/28/14	2.240%	1,756,823	524,359
08/28/14	2.490%	1,944,652	580,420
Getty Images, Inc. Term Loan (a)(b)
11/07/16	5.250%	735,517	738,738
Gray Television, Inc Tranche B Term Loan (a)(b)
12/31/14	3.750%	3,138,105	3,116,546
HMH Publishing Company Ltd. Tranche A Term Loan (a)(b)
06/12/14	6.491%	488,050	291,917
Hubbard Radio LLC (a)(b)
2nd Lien Term Loan
04/30/18	8.750%	1,000,000	1,015,000
lst Lien Term Loan
04/28/17	5.250%	853,250	857,516
Intelsat Jackson Holdings SA (a)(b)
Term Loan
02/01/14	2.740%	3,225,000	3,154,469
02/01/14	3.240%	1,570,408	1,548,422
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	5.000%	673,313	675,555
Lodgenet Interactive Corp. Term Loan (a)(b)
04/04/14	6.500%	440,866	394,575
MediaNews Group, Inc. Term Loan (a)(b)
03/19/14	8.500%	106,969	102,511
Newsday LLC Term Loan (a)(b)
08/01/13	6.717%	1,450,000	1,456,047
NextMedia Operating, Inc. Term Loan (a)(b)
05/27/16	8.250%	2,693,813	2,601,766

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Nielsen Finance LLC Tranche B Term Loan (a)(b)
05/02/16	3.991%	$1,276,357	$1,282,100
Penton Media, Inc. 1st Lien Term Loan (a)(b)
08/01/14	5.000%	533,856	421,368
Postmedia Network, Inc. Tranche C Term Loan (a)(b)
07/13/16	6.250%	1,342,303	1,333,242
R.H. Donnelly, Inc. Term Loan (a)(b)
10/24/14	9.000%	434,857	204,383
Radio One, Inc. Term Loan (a)(b)
03/31/16	7.500%	4,776,370	4,727,126
Revolution Studios Distribution Co. LLC (a)(b)(g)
2nd Lien Term Loan
06/21/15	7.240%	720,000	223,200
Tranche B Term Loan
12/21/14	3.990%	1,067,666	790,073
SuperMedia, Inc. Term Loan (a)(b)
12/31/15	11.000%	194,387	108,775
Tribune Co. Tranche B Term Loan (a)(b)(h)
06/04/14	0.000%	587,263	405,394
Univision Communications, Inc. (a)(b)
1st Lien Term Loan
03/31/17	4.489%	4,034,163	3,767,465
Term Loan
09/29/14	2.239%	858,655	844,298
Van Wagner Communications LLC (a)(b)
Delayed Draw Term Loan
06/27/13	3.494%	253,461	242,162
Tranche B Term Loan
06/27/13	3.493%	2,066,167	1,974,057
Yell Group PLC Tranche B1 Term Loan (a)(b)
07/31/14	3.989%	1,236,318	381,491
Zuffa LLC (a)(b)
Term Loan
06/19/15	2.250%	1,343,880	1,298,806
06/19/15	7.500%	278,852	278,086
Total			61,035,063

Metals 0.4%
Novelis, Inc. Tranche B2 Term Loan (a)(b)
03/10/17	4.000%	1,865,625	1,863,293

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Non-Captive Diversified 0.2%
iStar Financial, Inc. Tranche A2 Term Loan (a)(b)
06/30/14	7.000%	$1,075,000	$1,075,000

Other Financial Institutions 0.7%
Harland Clarke Holdings Corp. Tranche B Term Loan (a)(b)
06/30/14	2.773%	1,418,828	1,358,528
Springleaf Financial Funding Co. (a)(b)
Term Loan
05/10/17	5.500%	1,100,000	1,042,019
Springleaf Financial Funding Co. (a)(b)(c)
Term Loan
05/10/17	5.500%	1,000,000	947,290
Total			3,347,837

Other Industry 1.2%
ATI Acquisition Co. (a)(b)(g)(h)
Term Loan
12/30/15	0.000%	562,288	16,869
Tranche B Term Loan
12/30/14	0.000%	842,637	42,132
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
04/01/18	5.000%	2,917,687	2,937,382
Sensus U.S.A., Inc. 2nd Lien Term Loan (a)(b)
05/09/18	8.500%	2,925,000	2,893,936
Total			5,890,319

Other Utility 0.1%
BRSP LLC Term Loan (a)(b)
06/24/14	7.500%	726,977	728,795

Packaging 1.9%
Anchor Glass Container Corp. 1st Lien Term Loan (a)(b)
03/02/16	6.000%	894,074	893,698
BWay Holding Co. Tranche B Term Loan (a)(b)
02/23/18	4.500%	841,293	842,345
Berry Plastics Holding Corp. Tranche C Term Loan (a)(b)
04/03/15	2.240%	1,427,461	1,392,003
Consolidated Container Co. LLC 1st Lien Term Loan (a)(b)
03/28/14	2.500%	1,081,123	1,057,695

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
ICL Industrial Containers ULC Tranche C Term Loan (a)(b)
02/23/18	4.500%	$79,760	$79,859
Reynolds Group Holdings, Inc. (a)(b)
Tranche B Term Loan
02/09/18	6.500%	1,248,635	1,259,361
Tranche C Term Loan
08/09/18	6.500%	3,863,357	3,914,084
Total			9,439,045

Paper 0.3%
NewPage Corp. Debtor In Possession Term Loan (a)(b)(i)
03/08/13	8.000%	1,450,000	1,461,484

Pharmaceuticals 1.6%
Catalent Pharma Solutions, Inc. Tranche 1 Term Loan (a)(b)
09/15/16	4.239%	1,366,546	1,360,998
Endo Pharmaceuticals Holdings, Inc. Tranche A Term Loan (a)(b)
06/17/16	2.250%	2,624,062	2,601,102
Grifols, Inc. Tranche B Term Loan (a)(b)
06/01/17	4.500%	2,093,206	2,093,206
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	6.250%	773,063	780,469
Valeant Pharmaceuticals International, Inc. Tranche B Term Loan (a)(b)
02/13/19	3.750%	850,000	845,750
Total			7,681,525

Property & Casualty 1.2%
Asurion LLC 2nd Lien Term Loan (a)(b)
05/24/19	9.000%	4,500,000	4,562,595
HUB International Ltd. Term Loan (a)(b)
06/13/14	6.750%	465,452	466,616
USI Holdings Corp. Tranche B Term Loan (a)(b)
05/05/14	2.740%	987,047	971,826
Total			6,001,037

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Railroads 0.2%
RailAmerica, Inc. Term Loan (a)(b)
03/01/19	4.000%	$1,200,000	$1,200,372

Refining 0.3%
Alon U.S.A. Energy, Inc. (a)(b)
Term Loan
08/05/13	2.489%	157,083	152,240
08/05/13	2.489%	1,256,667	1,217,924
Total			1,370,164

Restaurants 0.2%
Buffets, Inc. 1st Lien Letter of Credit (a)(b)(h)
04/22/15	0.000%	160,665	75,512
OSI Restaurant Partners LLC (a)(b)
Term Loan
06/14/13	0.294%	77,306	76,389
06/14/14	2.563%	776,253	767,039
Total			918,940

Retailers 5.7%
Academy Ltd. Term Loan (a)(b)
08/03/18	6.000%	1,620,938	1,635,558
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (a)(b)
09/28/18	5.250%	1,840,937	1,853,290
Bass Pro Group LLC Term Loan (a)(b)
06/13/17	5.250%	3,591,347	3,596,482
Claire’s Stores, Inc. Tranche B Term Loan (a)(b)
05/29/14	3.057%	364,861	347,198
David’s Bridal, Inc. Term Loan (a)(b)
01/31/14	2.239%	368,074	366,999
Dollar General Corp. Tranche B1 Term Loan (a)(b)
07/07/14	2.991%	853,696	853,866
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/02/18	4.250%	4,048,842	4,057,507
J. Crew Group, Inc. Term Loan (a)(b)
03/07/18	4.750%	992,500	982,684
Jo-Ann Stores, Inc. Term Loan (a)(b)
03/16/18	4.750%	1,455,416	1,453,292

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Leslie’s Poolmart, Inc. Tranche B Term Loan (a)(b)
11/21/16	4.500%	$690,733	$689,006
Michaels Stores, Inc. (a)(b)
Tranche B2 Term Loan
07/31/16	5.000%	1,425,366	1,432,849
Tranche B3 Term Loan
07/31/16	5.000%	1,822,634	1,832,203
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
05/16/18	4.750%	1,389,909	1,390,201
Orchard Supply Hardware LLC Term Loan (a)(b)
12/21/13	5.000%	1,543,500	1,163,413
Pantry, Inc. (The) (a)(b)
Delayed Draw Term Loan
05/15/14	1.990%	201,349	199,839
Term Loan
05/15/14	1.990%	699,215	693,971
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.500%	1,999,101	1,999,421
Rite Aid Corp. Tranche 2 Term Loan (a)(b)
06/04/14	1.994%	1,500,000	1,477,230
Sports Authority, Inc. (The) Tranche B Term Loan (a)(b)
11/16/17	7.500%	1,994,949	1,931,770
Total			27,956,779

Technology 7.7%
Acxiom Corp. Tranche 2 Term Loan (a)(b)
03/15/15	3.441%	290,874	291,421
Aeroflex, Inc. Tranche B Term Loan (a)(b)
05/09/18	4.250%	1,131,681	1,122,956
Commscope, Inc. Tranche 1 Term Loan (a)(b)
01/14/18	4.250%	1,994,962	1,994,244
Dealer Computer Services, Inc. (a)(b)
Tranche A Term Loan
04/21/16	2.739%	310,938	309,572
Tranche B Term Loan
04/21/18	3.750%	775,125	775,613
Edwards (Cayman Islands II) Ltd. (a)(b)
1st Lien Term Loan
05/31/16	5.500%	1,555,313	1,546,369
05/31/16	5.500%	2,177,945	2,165,422

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Fidelity National Information Services, Inc. Tranche B Term Loan (a)(b)
07/18/16	4.250%	$62,000	$62,199
First Data Corp. (a)(b)
Term Loan
03/23/18	4.240%	1,393,261	1,269,832
Tranche B1 Term Loan
09/24/14	2.990%	3,194,729	3,053,745
Tranche B2 Term Loan
09/24/14	2.990%	2,051,438	1,960,908
First Data Corp. (a)(b)(c)
Tranche B1 Term Loan
09/24/14	2.990%	1,000,000	955,870
Freescale Semiconductor, Inc. Tranche B1 Term Loan (a)(b)
12/01/16	4.489%	3,277,369	3,210,642
Go Daddy Operating Co. LLC Tranche B1 Term Loan (a)(b)
12/17/18	5.500%	1,196,992	1,200,236
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
01/31/19	6.750%	2,200,000	2,226,576
Kasima LLC Term Loan (a)(b)
03/31/17	5.000%	1,782,000	1,782,000
Lawson Software, Inc. Tranche B Term Loan (a)(b)(c)
04/05/18	6.250%	2,125,000	2,151,562
Microsemi Corp. Term Loan (a)(b)
02/02/18	4.000%	3,756,265	3,753,448
Novell, Inc. 1st Lien Term Loan (a)(b)
04/27/17	6.500%	975,000	972,319
Openlink International, Inc. Term Loan (a)(b)
10/30/17	7.752%	598,500	599,996
Rovi Solutions Corp./Guides, Inc. (a)(b)
Tranche A1 Term Loan
02/07/16	2.740%	498,750	495,633
Tranche B2 Term Loan
03/29/19	4.000%	745,125	744,812
Sensata Technology BV/Finance Co. LLC Term Loan (a)(b)
05/12/18	4.000%	1,811,312	1,809,882
Spansion LLC Term Loan (a)(b)
02/09/15	4.750%	287,205	287,326
Syniverse Holdings, Inc. Term Loan (a)(b)(c)
04/23/19	5.000%	2,100,000	2,101,323

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Verint Systems, Inc. Term Loan (a)(b)
10/27/17	4.500%	$992,500	$990,644
Total			37,834,550

Textile 0.7%
Levi Strauss & Co. Term Loan (a)(b)
03/27/14	2.489%	2,402,000	2,344,953
Springs Window Fashions LLC Tranche B Term Loan (a)(b)
05/31/17	6.000%	1,223,395	1,209,632
Total			3,554,585

Transportation Services 0.9%
Avis Budget Car Rental LLC Tranche C Term Loan (a)(b)
03/15/19	4.250%	1,325,000	1,320,588
Hertz Corp. (The) (a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,747,312
Tranche B Term Loan
03/11/18	3.750%	490,038	489,058
Total			4,556,958

Wireless 1.5%
MetroPCS Wireless, Inc. (a)(b)
Tranche B2 Term Loan
11/03/16	4.071%	937,495	933,979
Tranche B3 Term Loan
03/19/18	4.000%	1,775,645	1,756,787
Ntelos, Inc. Tranche B Term Loan (a)(b)
08/07/15	4.000%	2,617,577	2,608,573
Telesat Canada Tranche B Term Loan (a)(b)
03/28/19	4.250%	2,100,000	2,096,493
Total			7,395,832

Wirelines 1.0%
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	5.500%	1,080,653	991,110
Integra Telecom Holdings, Inc. Term Loan (a)(b)
04/15/15	9.250%	908,812	870,761
Level 3 Financing, Inc. Tranche B Term Loan (a)(b)
09/01/18	5.750%	1,475,000	1,494,912

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
TW Telecom Holdings, Inc. Tranche B2 Term Loan (a)(b)
12/30/16	3.490%	$1,047,899	$1,048,339
Windstream Corp. Tranche B2 Term Loan (a)(b)
12/17/15	3.159%	648,799	648,935
Total			5,054,057

Total Senior Loans (Cost: $415,998,196)			$408,229,485

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 6.2%
Chemicals 0.4%
Hexion U.S. Finance Corp./Nova Scotia ULC Secured (a)
11/15/14	5.003%	2,000,000	1,875,000

Consumer Products 0.4%
Sealy Mattress Co.
06/15/14	8.250%	2,000,000	1,990,000

Entertainment 0.4%
AMC Entertainment, Inc.
03/01/14	8.000%	1,000,000	1,005,000
12/01/20	9.750%	1,000,000	975,000
Total			1,980,000

Food and Beverage 0.7%
ARAMARK Holdings Corp. Senior Unsecured PIK (j)
05/01/16	8.625%	1,000,000	1,023,760
Dean Foods Co.
12/15/18	9.750%	2,000,000	2,231,250
Total			3,255,010

Gaming 0.8%
Isle of Capri Casinos, Inc.
03/01/14	7.000%	1,000,000	997,500
ROC Finance LLC/Corp. Secured (j)
09/01/18	12.125%	800,000	896,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Tunica-Biloxi Gaming Authority Senior Unsecured (j)
11/15/15	9.000%	$2,105,000	$2,083,950
Total			3,977,450

Health Care 0.9%
HCA, Inc.
10/01/18	8.000%	960,000	1,069,200
LifeCare Holdings, Inc.
08/15/13	9.250%	1,000,000	660,000
Physio-Control International, Inc. Senior Secured (j)
01/15/19	9.875%	696,000	739,500
Select Medical Holdings Corp. Senior Unsecured (a)
09/15/15	6.494%	2,000,000	1,895,000
Total			4,363,700

Media Non-Cable 1.0%
Clear Channel Communications, Inc.
Senior Unsecured
01/15/13	5.750%	1,000,000	992,500
09/15/14	5.500%	1,000,000	881,250
Radio One, Inc. PIK (a)
05/24/16	15.000%	2,230,436	1,728,588
Salem Communications Corp. Secured
12/15/16	9.625%	949,000	1,053,390
Total			4,655,728

Metals —%
Aleris International, Inc. Senior Unsecured (f)(g)
06/01/20	7.625%	13,834	14,422

Oil Field Services 0.2%
McJunkin Red Man Corp. Senior Secured
12/15/16	9.500%	1,000,000	1,102,500

Other Industry 0.2%
General Cable Corp. (a)
04/01/15	2.843%	1,000,000	930,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging 0.2%
Berry Plastics Corp. Senior Secured (a)
02/15/15	5.217%	$1,000,000	$1,000,000

Retailers 0.2%
Pantry, Inc. (The)
02/15/14	7.750%	1,000,000	1,000,000
Yankee Candle Co., Inc.
02/15/15	8.500%	46,000	47,150
Total			1,047,150

Supermarkets 0.2%
SUPERVALU, Inc. Senior Unsecured
05/01/16	8.000%	1,000,000	1,052,500

Tobacco 0.2%
Alliance One International, Inc. Senior Unsecured
07/15/16	10.000%	1,000,000	1,010,000

Wireless 0.2%
Cricket Communications, Inc.
07/15/15	10.000%	1,000,000	1,042,500

Wirelines 0.2%
Level 3 Financing, Inc. (a)
02/15/15	4.506%	1,000,000	966,250

Total Corporate Bonds & Notes (Cost: $30,310,956)			$30,262,210

Issuer	Shares	Value

Common Stocks 2.4%
CONSUMER DISCRETIONARY 0.6%
Auto Components 0.1%
Delphi Automotive PLC (k)	11,178	$343,053
Mark IV Industries, Inc.	667	23,539
Total		366,592

Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings, Inc. (k)	28,786	14,393

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Household Durables —%
Rhodes Companies LLC (The)	109,053	$25,082

Media 0.5%
Cumulus Media, Inc. Class A (k)	43,542	158,057
F & W Media, Inc.	4,165	2,603
Media News Group	10,512	155,052
MGM Holdings II, Inc.	68,207	1,852,980
Reader’s Digest Association, Inc.	26,729	156,191
Star Tribune Co. (The) (g)	1,098	30,470
Star Tribune Co. (The)	627	17,399
SuperMedia, Inc. (k)	1,126	1,937
Total		2,374,689
TOTAL CONSUMER DISCRETIONARY		2,780,756

FINANCIALS —%
Diversified Financial Services —%
Education Media, Inc. Unit	29,515	11,688
TOTAL FINANCIALS		11,688

INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc. (k)	18,596	185,960
TOTAL INFORMATION TECHNOLOGY		185,960

MATERIALS 1.7%
Chemicals 1.5%
LyondellBasell Industries NV, Class A	181,857	7,597,985

Metals & Mining 0.2%
Aleris International, Inc.	16,009	776,437
TOTAL MATERIALS		8,374,422

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Hawaiian Telcom Holdco, Inc. (k)	15,044	312,765
TOTAL TELECOMMUNICATION SERVICES		312,765

Total Common Stocks (Cost: $14,268,248)		$11,665,591

Issuer	Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%

F & W Media, Inc. (k)	1,805	$1,128
Star Tribune Co. (The) (g)(k)	3,481	96,598
Total		97,726
TOTAL CONSUMER DISCRETIONARY		97,726

Total Warrants (Cost: $2,172,718)		$97,726

	Shares	Value

Money Market Funds 11.8%
Columbia Short-Term Cash Fund, 0.144% (l)(m)	57,935,360	$57,935,360

Total Money Market Funds (Cost: $57,935,360)		$57,935,360

Total Investments
(Cost: $520,685,478) (n)		$508,190,372(o)
Other Assets & Liabilities, Net		(17,723,039)
Net Assets		$490,467,333

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

At April 30, 2012, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment
Tronox Pigments B.V.	$230,357

(e)	Negligible market value.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2012, the value of these securities amounted to $14,422, which represents less than 0.01% of net assets.

(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2012 was $5,508,062, representing 1.12% of net assets. Information concerning such security holdings at April 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Aleris International, Inc.
Senior Unsecured
7.625% 06/01/20	06-29-10	$—
ATI Acquisition Co.
Term Loan
0.000% 12/30/15	12-23-09 - 04-24-12	497,108
ATI Acquisition Co.
Tranche B Term Loan
0.000% 12/30/14	12-23-09 - 04-24-12	746,752
GPX International Tire Corp.
PIK Term Loan
0.000% 03/30/12	04-11-06 - 06-04-10	264,278
Revolution Studios Distribution Co. LLC
2nd Lien Term Loan
7.240% 06/21/15	12-21-06 - 01-31-12	528,529
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
3.990% 12/21/14	12-21-06 - 06-09-09	1,034,253
Star Tribune Co. (The)	02-16-12	—
Star Tribune Co. (The)	03-09-07 - 12-02-11	1,779,696
Windsor Quality Food Co., Ltd.
Tranche B Term Loan
5.000% 02/16/17	02-14-11	4,405,550

(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2012, the value of these securities amounted to $539,907, which represents 0.11% of net assets.

(i)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(j)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $4,743,210 or 0.97% of net assets.

(k)	Non-income producing.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2012.
(m)	Investments in affiliates during the period ended April 30, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$36,396,720	$228,249,581	$(206,710,941)	$—	$57,935,360	$35,389	$57,935,360

(n)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $520,685,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,685,000
Unrealized Depreciation	(22,180,000)
Net Unrealized Depreciation	$(12,495,000)

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Senior Loans
Building Materials	$—	$4,306,351	$532,920	$4,839,271
Chemicals	—	20,560,185	1,303,201	21,863,386
Construction Machinery	—	6,282,671	874,811	7,157,482
Consumer Cyclical Services	—	10,429,312	1,976,437	12,405,749
Diversified Manufacturing	—	9,722,426	647,204	10,369,630
Electric	—	11,723,382	315,582	12,038,964
Health Care	—	25,523,617	1,758,545	27,282,162
Home Construction	—	—	47,654	47,654
Media Non-Cable	—	59,962,809	1,072,254	61,035,063
Other Industry	—	5,848,187	42,132	5,890,319
Technology	—	34,851,561	2,982,989	37,834,550
All Other Industries	—	207,465,255	—	207,465,255
Total Senior Loans	—	396,675,756	11,553,729	408,229,485

Bonds
Corporate Bonds & Notes
Metals	—	—	14,422	14,422
All Other Industries	—	30,247,788	—	30,247,788
Total Bonds	—	30,247,788	14,422	30,262,210

Equity Securities
Common Stocks
Consumer Discretionary	503,047	2,080,579	197,130	2,780,756
Financials	—	—	11,688	11,688
Information Technology	—	—	185,960	185,960
Materials	7,597,985	—	776,437	8,374,422
Telecommunication Services	312,765	—	—	312,765
Warrants
Consumer Discretionary	—	96,598	1,128	97,726
Total Equity Securities	8,413,797	2,177,177	1,172,343	11,763,317

Other
Money Market Funds	57,935,360	—	—	57,935,360
Total Other	57,935,360	—	—	57,935,360
Total	$66,349,157	$429,100,721	$12,740,494	$508,190,372

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Corporate Bonds	Common Stocks
	Senior Loans	& Notes		Warrants	Total

Balance as of July 31, 2011	$34,983,171	$274,027	$2,160,072	$1,128	$37,418,398
Accrued discounts/premiums	(51,779)	(352)	—	—	(52,131)
Realized gain (loss)	397,482	(224,069)	(1,059,520)	—	(886,107)
Change in unrealized appreciation (depreciation)*	(743,699)	206,842	471,193	—	(65,664)
Sales	(18,879,665)	(242,026)	(400,530)	—	(19,522,221)
Purchases	927,500	—	—	—	927,500
Transfers into Level 3	6,690,437	—	—	—	6,690,437
Transfers out of Level 3	(11,769,718)	—	—	—	(11,769,718)
Balance as of April 30, 2012	$11,553,729	$14,422	$1,171,215	$1,128	$12,740,494

*Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2012 was $(990,663), which is comprised of Senior Loans of $(421,883), Corporate Bonds & Notes of $588, and Common Stocks of $(569,368).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans, corporate bonds, equity securities and warrants classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Income Opportunities Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.8%
Aerospace & Defense 3.2%
ADS Tactical, Inc. Senior Secured (a)(b)
04/01/18	11.000%	$13,352,000	$13,685,800
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	6,003,000	6,093,045
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	6,248,000	6,607,260
03/15/21	7.125%	10,333,000	10,940,064
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	17,369,000	18,671,675
Oshkosh Corp.
03/01/17	8.250%	5,299,000	5,749,415
03/01/20	8.500%	9,029,000	9,796,465
TransDigm, Inc.
12/15/18	7.750%	6,084,000	6,631,560
Total			78,175,284
Automotive 2.5%
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/21	8.250%	12,512,000	12,949,920
Chrysler Group LLC/Co-Issuer, Inc. (a)
Secured
06/15/19	8.000%	1,620,000	1,676,700
Collins & Aikman Products Co. Senior Subordinated Notes (b)(c)(d)(e)
08/15/12	12.875%	6,910,000	691
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	277,000	297,775
Delphi Corp. (a)(b)
05/15/19	5.875%	2,718,000	2,867,490
Delphi Corp. (b)
05/15/21	6.125%	1,812,000	1,929,780
Lear Corp. Escrow Bond (c)(d)(f)
03/31/16	0.000%	1,595,000	2,393
Lear Corp.
03/15/18	7.875%	3,873,000	4,202,205
03/15/20	8.125%	12,095,000	13,516,162
Schaeffler Finance BV (b)
Senior Secured
02/15/17	7.750%	3,160,000	3,344,228
02/15/19	8.500%	5,924,000	6,264,630
TRW Automotive, Inc. (b)
12/01/17	8.875%	3,135,000	3,464,175
Visteon Corp.
04/15/19	6.750%	10,170,000	10,475,100
Total			60,991,249

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking 0.5%
Capital One/IV (g)
02/17/37	6.745%	$2,185,000	$2,185,000
Lloyds Banking Group PLC (b)(g)
11/29/49	6.267%	7,627,000	4,881,280
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	4,385,000	4,637,138
Total			11,703,418
Brokerage 1.5%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	11,740,000	11,989,475
11/30/17	12.500%	15,810,000	18,418,650
Neuberger Berman Group LLC/Finance Corp. (b)
Senior Unsecured
03/15/20	5.625%	2,842,000	2,877,525
03/15/22	5.875%	4,262,000	4,325,930
Total			37,611,580
Building Materials 1.6%
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	15,948,000	16,605,855
Gibraltar Industries, Inc.
12/01/15	8.000%	7,570,000	7,721,400
Interface, Inc.
12/01/18	7.625%	2,650,000	2,862,000
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	7,539,000	7,048,965
Nortek, Inc.
12/01/18	10.000%	664,000	700,520
04/15/21	8.500%	4,191,000	4,138,613
Total			39,077,353
Chemicals 4.0%
CF Industries, Inc.
05/01/18	6.875%	3,403,000	3,955,987
05/01/20	7.125%	1,014,000	1,209,195
Celanese U.S. Holdings LLC
06/15/21	5.875%	380,000	407,550
Hexion US Finance Corp. Senior Unsecured (b)
04/15/20	6.625%	8,539,000	8,923,255
Ineos Finance PLC (b)
Senior Secured
05/15/15	9.000%	9,780,000	10,464,600
02/15/19	8.375%	7,060,000	7,571,850
Ineos Finance PLC (b)(h)
05/01/20	7.500%	4,050,000	4,161,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	$5,150,000	$5,407,500
Koppers, Inc.
12/01/19	7.875%	4,115,000	4,423,625
LyondellBasell Industries NV (b)
11/15/21	6.000%	25,503,000	27,543,240
Senior Notes
04/15/24	5.750%	8,548,000	8,825,810
Momentive Performance Materials, Inc.
06/15/14	12.500%	3,157,000	3,346,420
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	2,880,000	3,196,800
11/01/19	8.625%	1,073,000	1,223,220
Polypore International, Inc.
11/15/17	7.500%	8,200,000	8,610,000
Total			99,270,427
Construction Machinery 3.7%
CNH Capital LLC (b)
11/01/16	6.250%	7,384,000	7,873,190
Case New Holland, Inc.
12/01/17	7.875%	13,464,000	15,685,560
Columbus McKinnon Corp.
02/01/19	7.875%	2,139,000	2,267,340
Manitowoc Co., Inc. (The) (a)
11/01/20	8.500%	7,705,000	8,552,550
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	7,912,000	7,892,220
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured
02/01/21	8.250%	3,265,000	3,526,200
Terex Corp.
04/01/20	6.500%	4,755,000	4,885,762
UR Financing Escrow Corp. (b)
Secured
07/15/18	5.750%	8,603,000	8,904,105
Senior Unsecured
05/15/20	7.375%	3,021,000	3,164,498
04/15/22	7.625%	7,556,000	7,971,580
United Rentals North America, Inc.
12/15/19	9.250%	15,632,000	17,390,600
Xerium Technologies, Inc.
06/15/18	8.875%	4,680,000	3,907,800
Total			92,021,405

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services 0.2%
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.125%	$5,232,000	$5,271,240
Consumer Products 0.8%
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	1,585,000	1,690,006
Spectrum Brands, Inc.
Senior Secured
06/15/18	9.500%	13,031,000	14,757,607
Spectrum Brands, Inc. (a)(b)
Senior Unsecured
03/15/20	6.750%	1,725,000	1,763,813
Spectrum Brands, Inc. (b)
Senior Secured
06/15/18	9.500%	2,399,000	2,716,868
Total			20,928,294
Diversified Manufacturing 1.2%
Actuant Corp. (b)
06/15/22	5.625%	3,487,000	3,591,610
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	8,025,000	8,486,437
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	4,943,000	5,338,440
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,705,000	1,896,813
WireCo WorldGroup, Inc.
05/15/17	9.500%	8,996,000	9,288,370
Total			28,601,670
Electric 1.3%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	907,000	1,033,980
AES Corp. (The) (b)
Senior Unsecured
07/01/21	7.375%	8,755,000	9,739,938
BHM Technologies LLC (c)(d)(e)
10/12/26	1.000%	1,237,123	3,340
CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	1,754,000	1,785,400
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	2,010,000	2,155,725

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
GenOn Energy, Inc. Senior Unsecured (a)
10/15/18	9.500%	$4,640,000	$4,408,000
GenOn REMA LLC Pass-Through Certificates
07/02/17	9.237%	101,025	99,004
Ipalco Enterprises, Inc.
Senior Secured
05/01/18	5.000%	1,745,000	1,736,275
Ipalco Enterprises, Inc. (b)
Senior Secured
04/01/16	7.250%	7,895,000	8,605,550
Midwest Generation LLC Pass-Through Certificates (a)
01/02/16	8.560%	3,734,387	3,622,356
Total			33,189,568
Entertainment 0.4%
AMC Entertainment, Inc.
06/01/19	8.750%	5,789,000	6,172,521
Speedway Motorsports, Inc.
02/01/19	6.750%	2,778,000	2,903,010
Total			9,075,531
Food and Beverage 0.4%
Cott Beverages, Inc.
11/15/17	8.375%	4,109,000	4,437,720
09/01/18	8.125%	4,186,000	4,531,345
Total			8,969,065
Gaming 3.2%
Ameristar Casinos, Inc. (a)(b)
04/15/21	7.500%	2,490,000	2,633,175
Caesars Entertainment Operating Co., Inc.
Senior Secured
06/01/17	11.250%	8,230,000	9,094,150
Caesars Entertainment Operating Co., Inc. (b)
Senior Secured
02/15/20	8.500%	5,186,000	5,341,580
Chester Downs & Marina LLC Senior Secured (a)(b)
02/01/20	9.250%	4,006,000	4,216,315
FireKeepers Development Authority Senior Secured (b)
05/01/15	13.875%	2,564,000	2,833,220
MGM Resorts International Senior Secured
03/15/20	9.000%	11,137,000	12,445,598
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	3,136,000	3,496,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	$5,878,000	$6,583,360
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	6,000,000	6,525,000
10/01/20	7.804%	4,310,000	4,216,128
Senior Secured
10/01/20	6.535%	9,815,000	9,990,492
Seneca Gaming Corp. (b)
12/01/18	8.250%	5,574,000	5,699,415
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	5,481,000	5,426,190
Total			78,501,263
Gas Pipelines 3.4%
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	3,378,000	3,834,030
09/15/20	6.500%	13,441,000	14,852,305
01/15/32	7.750%	18,647,000	21,305,969
El Paso Corp. (a)
Senior Unsecured
06/15/14	6.875%	378,000	407,306
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	7,459,000	7,813,302
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	3,505,000	3,837,975
12/01/18	6.875%	5,453,000	5,766,548
07/15/21	6.500%	9,083,000	9,627,980
Sonat, Inc. Senior Unsecured
02/01/18	7.000%	675,000	725,555
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	12,990,000	13,119,900
Southern Star Central Corp. (b)
Senior Unsecured
03/01/16	6.750%	3,600,000	3,690,000
Total			84,980,870
Health Care 4.8%
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	3,245,000	3,472,150
CHS/Community Health Systems, Inc. (a)(b)
11/15/19	8.000%	1,280,000	1,353,600
CHS/Community Health Systems, Inc. (b)
11/15/19	8.000%	5,688,000	6,000,840
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	10,197,000	10,426,433
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	1,808,000	1,839,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
01/31/22	5.875%	$2,344,000	$2,382,090
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	1,394,000	1,491,580
HCA, Inc.
02/15/22	7.500%	2,000,000	2,152,500
Senior Secured
02/15/20	6.500%	14,399,000	15,406,930
09/15/20	7.250%	24,445,000	27,072,837
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	2,695,000	2,799,431
Health Management Associates, Inc. Senior Unsecured (b)
01/15/20	7.375%	3,952,000	4,115,020
Healthsouth Corp.
02/15/20	8.125%	2,632,000	2,875,460
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)
11/01/18	10.500%	5,477,000	5,648,156
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,672,000	1,759,780
Omnicare, Inc.
06/01/20	7.750%	1,216,000	1,343,680
PSS World Medical, Inc. (b)
03/01/22	6.375%	1,008,000	1,033,200
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	7,437,000	7,901,813
STHI Holding Corp. Secured (b)
03/15/18	8.000%	2,184,000	2,325,960
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	11,335,000	11,547,531
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/19	7.750%	2,077,000	2,084,789
Vanguard Health Holding Co. II LLC/Inc. (a)(b)
02/01/19	7.750%	3,960,000	3,999,600
Total			119,033,020
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	2,834,000	3,089,060
Home Construction 0.6%
KB Home
09/15/17	9.100%	1,020,000	1,050,600
KB Home (a)
03/15/20	8.000%	2,395,000	2,338,119
Meritage Homes Corp. Senior Unsecured (b)
04/01/22	7.000%	2,634,000	2,673,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Shea Homes LP/Funding Corp. Senior Secured (b)
05/15/19	8.625%	$3,593,000	$3,745,702
Taylor Morrison Communities, Inc./Monarch Senior Unsecured (b)
04/15/20	7.750%	5,695,000	5,865,850
Total			15,673,781
Independent Energy 10.4%
Antero Resources Finance Corp.
12/01/17	9.375%	330,000	360,525
Antero Resources Finance Corp. (b)
08/01/19	7.250%	1,379,000	1,420,370
Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	2,070,000	2,189,025
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	10,207,000	10,819,420
Chaparral Energy, Inc.
10/01/20	9.875%	2,475,000	2,778,188
09/01/21	8.250%	6,591,000	7,019,415
Chaparral Energy, Inc. (b)(h)
11/15/22	7.625%	6,473,000	6,497,274
Chesapeake Energy Corp. (a)
08/15/20	6.625%	18,074,000	17,622,150
02/15/21	6.125%	9,470,000	8,949,150
Cimarex Energy Co.
05/01/22	5.875%	7,654,000	7,921,890
Concho Resources, Inc.
10/01/17	8.625%	4,332,000	4,743,540
01/15/21	7.000%	6,799,000	7,393,912
01/15/22	6.500%	970,000	1,023,350
10/01/22	5.500%	6,032,000	6,032,000
Continental Resources, Inc.
10/01/19	8.250%	2,129,000	2,384,480
10/01/20	7.375%	1,563,000	1,742,745
04/01/21	7.125%	4,004,000	4,459,455
Continental Resources, Inc. (b)
09/15/22	5.000%	13,703,000	13,908,545
Denbury Resources, Inc.
02/15/20	8.250%	3,901,000	4,330,110
Everest Acquisition LLC/Finance, Inc. (a)(b)
Senior Unsecured
05/01/20	9.375%	7,711,000	8,212,215
Everest Acquisition LLC/Finance, Inc. (b)
Senior Secured
05/01/19	6.875%	6,277,000	6,590,850
Kodiak Oil & Gas Corp. (b)
12/01/19	8.125%	18,164,000	19,253,840
Laredo Petroleum, Inc.
02/15/19	9.500%	11,671,000	13,042,342
Laredo Petroleum, Inc. (b)
05/01/22	7.375%	4,526,000	4,661,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
MEG Energy Corp. (b)
03/15/21	6.500%	$6,360,000	$6,693,900
Oasis Petroleum, Inc.
02/01/19	7.250%	7,209,000	7,641,540
11/01/21	6.500%	10,737,000	10,951,740
Petrohawk Energy Corp.
08/15/18	7.250%	9,594,000	10,937,160
06/01/19	6.250%	1,372,000	1,545,215
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	20,593,000	22,600,817
10/01/22	5.375%	4,528,000	4,528,000
Range Resources Corp.
05/01/18	7.250%	83,000	88,188
05/15/19	8.000%	2,835,000	3,118,500
08/01/20	6.750%	3,885,000	4,215,225
06/01/21	5.750%	7,170,000	7,510,575
08/15/22	5.000%	1,506,000	1,502,235
SM Energy Co. Senior Unsecured
11/15/21	6.500%	2,842,000	2,998,310
WPX Energy, Inc. Senior Unsecured (b)
01/15/22	6.000%	1,760,000	1,711,600
Whiting Petroleum Corp.
02/01/14	7.000%	7,655,000	8,152,575
10/01/18	6.500%	340,000	362,100
Total			257,914,251
Lodging 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured
05/15/18	6.750%	4,605,000	5,318,775
12/01/19	7.150%	993,000	1,186,635
Total			6,505,410
Media Cable 3.8%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	18,534,000	20,711,745
01/31/22	6.625%	1,644,000	1,720,035
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	7,261,000	8,241,235
CSC Holdings LLC (b)
Senior Unsecured
11/15/21	6.750%	5,917,000	6,138,888
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
11/15/17	8.625%	5,304,000	5,728,320
DISH DBS Corp.
09/01/19	7.875%	8,675,000	10,041,312
06/01/21	6.750%	16,476,000	18,041,220
Nara Cable Funding Ltd. Senior Secured (b)
12/01/18	8.875%	5,338,000	4,857,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Quebecor Media, Inc. (b)(c)(d)
01/15/49	9.750%	$1,885,000	$98,020
UPCB Finance V Ltd. Senior Secured (a)(b)
11/15/21	7.250%	4,218,000	4,405,628
UPCB Finance VI Ltd. Senior Secured (b)
01/15/22	6.875%	6,162,000	6,332,078
Videotron Ltee (b)
07/15/22	5.000%	5,867,000	5,852,333
Virgin Media Finance PLC
02/15/22	5.250%	741,000	741,000
Total			92,909,394
Media Non-Cable 7.4%
AMC Networks, Inc. (a)(b)
07/15/21	7.750%	14,670,000	16,393,725
Belo Corp.
11/15/16	8.000%	11,890,000	13,168,175
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	11,693,000	12,818,451
Clear Channel Worldwide Holdings, Inc. (a)(b)
03/15/20	7.625%	17,166,000	16,994,340
Clear Channel Worldwide Holdings, Inc. (b)
03/15/20	7.625%	2,161,000	2,101,573
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	9,388,000	10,045,160
Intelsat Jackson Holdings SA (a)
04/01/19	7.250%	5,390,000	5,619,075
Intelsat Jackson Holdings SA (b)
10/15/20	7.250%	9,200,000	9,591,000
Lamar Media Corp. (a)
04/15/18	7.875%	390,000	426,563
Lamar Media Corp. (b)
02/01/22	5.875%	4,755,000	4,885,763
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	4,156,000	4,478,090
National CineMedia LLC (b)
Senior Secured
04/15/22	6.000%	5,576,000	5,673,580
Nielsen Finance LLC/Co.
10/15/18	7.750%	6,317,000	6,980,285
Salem Communications Corp. Secured
12/15/16	9.625%	12,447,000	13,816,170
Sinclair Television Group, Inc. Secured (b)
11/01/17	9.250%	15,361,000	17,089,112

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (c)(d)
07/01/15	9.300%	$120,892	$120,892
Univision Communications, Inc. (b)
Senior Secured
05/15/19	6.875%	14,229,000	14,389,076
11/01/20	7.875%	12,209,000	12,727,882
XM Satellite Radio, Inc. (b)
11/01/18	7.625%	13,089,000	14,234,942
Ziff Davis Media, Inc. (c)(d)(e)(f)
12/15/11	0.000%	753,352	19,662
Total			181,573,516
Metals 4.1%
Alpha Natural Resources, Inc. (a)
06/01/19	6.000%	7,776,000	7,251,120
06/01/21	6.250%	2,612,000	2,435,690
Arch Coal, Inc. (a)(b)
06/15/19	7.000%	4,099,000	3,668,605
06/15/21	7.250%	3,353,000	2,992,553
CONSOL Energy, Inc.
04/01/17	8.000%	4,862,000	5,129,410
04/01/20	8.250%	6,136,000	6,442,800
Calcipar SA Senior Secured (b)
05/01/18	6.875%	8,836,000	9,056,900
Compass Minerals International, Inc.
06/01/19	8.000%	1,300,000	1,407,250
FMG Resources August 2006 Proprietary Ltd. (a)(b)
02/01/16	6.375%	4,118,000	4,200,360
Senior Unsecured
04/01/22	6.875%	12,718,000	12,908,770
FMG Resources August 2006 Proprietary Ltd. (b)
02/01/18	6.875%	1,708,000	1,754,970
11/01/19	8.250%	8,723,000	9,399,032
JMC Steel Group Senior Notes (b)
03/15/18	8.250%	9,249,000	9,572,715
Neenah Foundry Co. Secured PIK
07/29/15	15.000%	969,830	979,528
Novelis, Inc.
12/15/20	8.750%	2,381,000	2,625,053
Peabody Energy Corp. (b)
11/15/18	6.000%	6,513,000	6,610,695
11/15/21	6.250%	8,367,000	8,471,587
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	7,176,000	7,606,560
Total			102,513,598
Non-Captive Consumer 1.1%
SLM Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Consumer (continued)
Senior Notes
01/25/16	6.250%	$5,528,000	$5,693,840
Senior Unsecured
03/25/20	8.000%	8,584,000	9,120,500
01/25/22	7.250%	5,684,000	5,740,840
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	8,706,000	7,073,625
Total			27,628,805
Non-Captive Diversified 8.0%
Aircastle Ltd. Senior Unsecured (b)
04/15/17	6.750%	4,092,000	4,132,920
Ally Financial, Inc.
02/15/17	5.500%	1,895,000	1,936,747
12/01/17	6.250%	7,875,000	8,284,153
03/15/20	8.000%	32,375,000	37,086,372
09/15/20	7.500%	8,649,000	9,643,635
CIT Group, Inc. (a)
Senior Unsecured
03/15/18	5.250%	13,326,000	13,725,780
CIT Group, Inc. (b)
05/02/17	7.000%	14,535,000	14,571,337
Senior Secured
04/01/18	6.625%	7,375,000	7,965,000
Senior Unsecured
02/15/15	4.750%	5,301,000	5,380,515
02/15/19	5.500%	16,407,000	16,858,192
Ford Motor Credit Co. LLC
Senior Unsecured
05/15/18	5.000%	5,659,000	6,115,280
01/15/20	8.125%	18,155,000	22,990,820
02/01/21	5.750%	11,845,000	13,327,532
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	4,189,000	4,702,153
09/01/17	8.875%	4,988,000	5,636,440
04/01/19	5.875%	7,771,000	7,632,016
12/15/20	8.250%	11,162,000	12,501,440
International Lease Finance Corp. (a)
Senior Unsecured
01/15/22	8.625%	4,638,000	5,305,362
Total			197,795,694
Oil Field Services 2.0%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	17,441,000	18,356,652
Offshore Group Investments Ltd.
Senior Secured
08/01/15	11.500%	13,382,000	14,636,563
Offshore Group Investments Ltd. (b)
Senior Secured
08/01/15	11.500%	8,800,000	9,625,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Oil States International, Inc.
06/01/19	6.500%	$7,362,000	$7,785,315
Total			50,403,530
Other Industry 0.1%
Interline Brands, Inc.
11/15/18	7.000%	3,027,000	3,204,836
Packaging 2.7%
ARD Finance SA Senior Secured PIK (b)
06/01/18	11.125%	1,942,324	1,927,757
Ardagh Packaging Finance PLC Senior Secured (b)
10/15/17	7.375%	8,140,000	8,811,550
Ball Corp.
09/15/20	6.750%	1,151,000	1,271,855
03/15/22	5.000%	1,786,000	1,817,255
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	3,632,000	3,922,560
08/01/19	7.750%	5,079,000	5,739,270
Reynolds Group Issuer, Inc./LLC (b)
Senior Secured
04/15/19	7.125%	8,925,000	9,326,625
08/15/19	7.875%	18,129,000	19,579,320
Senior Unsecured
08/15/19	9.875%	6,831,000	7,121,317
08/15/19	9.875%	6,763,000	7,050,428
Total			66,567,937
Paper 0.3%
Cascades, Inc.
12/15/17	7.750%	3,968,000	3,928,320
Cascades, Inc. (a)
01/15/20	7.875%	2,000,000	1,955,000
Monaco SpinCo, Inc. (b)(h)
04/30/20	6.750%	2,565,000	2,641,950
Total			8,525,270
Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	2,304,000	2,471,040
Grifols, Inc.
02/01/18	8.250%	6,946,000	7,440,902
Mylan, Inc. (b)
07/15/17	7.625%	3,215,000	3,560,613
11/15/18	6.000%	9,175,000	9,633,750
Pharmaceutical Product Development, Inc. Senior Unsecured (a)(b)
12/01/19	9.500%	1,987,000	2,175,765

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International (b)
10/01/17	6.750%	$3,500,000	$3,600,625
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	2,626,000	2,868,905
Total			31,751,600
Property & Casualty —%
Lumbermens Mutual Casualty (b)(e)
12/01/37	8.300%	180,000	450
12/01/97	8.450%	4,600,000	11,500
Subordinated Notes
07/01/26	9.150%	9,865,000	24,663
Total			36,613
Retailers 1.3%
AutoNation, Inc.
02/01/20	5.500%	2,410,000	2,458,200
Limited Brands, Inc.
05/01/20	7.000%	2,000,000	2,220,000
04/01/21	6.625%	3,530,000	3,812,400
02/15/22	5.625%	6,718,000	6,759,987
QVC, Inc. Senior Secured (b)
10/01/19	7.500%	2,339,000	2,584,595
Rite Aid Corp. Senior Secured (a)
08/15/20	8.000%	11,158,000	12,915,385
Sally Holdings LLC/Capital, Inc. (b)
11/15/19	6.875%	1,927,000	2,057,073
Total			32,807,640
Technology 3.5%
Alliance Data Systems Corp. (b)
04/01/20	6.375%	3,030,000	3,079,238
Amkor Technology, Inc. (a)
Senior Unsecured
05/01/18	7.375%	2,556,000	2,734,920
06/01/21	6.625%	8,264,000	8,470,600
Anixter, Inc.
05/01/19	5.625%	1,739,000	1,778,128
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	1,816,000	1,906,800
01/15/20	6.875%	5,399,000	5,898,407
CDW LLC/Finance Corp. Senior Secured
12/15/18	8.000%	17,821,000	19,424,890
Cardtronics, Inc.
09/01/18	8.250%	4,169,000	4,606,745
CommScope, Inc. (a)(b)
01/15/19	8.250%	4,495,000	4,798,412

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	$2,535,000	$2,769,488
First Data Corp.
01/15/21	12.625%	5,390,000	5,403,475
First Data Corp. (b)
Senior Secured
06/15/19	7.375%	11,546,000	11,863,515
08/15/20	8.875%	1,800,000	1,957,500
Interactive Data Corp.
08/01/18	10.250%	9,650,000	10,904,500
Total			85,596,618
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	6,171,000	6,788,100
Hertz Corp. (The)
01/15/21	7.375%	2,800,000	3,010,000
Total			9,798,100
Wireless 4.6%
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	14,637,000	15,405,442
Cricket Communications, Inc. (a)
10/15/20	7.750%	3,754,000	3,519,375
MetroPCS Wireless, Inc.
11/15/20	6.625%	2,171,000	2,089,588
MetroPCS Wireless, Inc. (a)
09/01/18	7.875%	4,835,000	4,967,962
NII Capital Corp.
04/01/21	7.625%	5,850,000	5,440,500
Nextel Communications, Inc.
08/01/15	7.375%	2,945,000	2,856,650
Sprint Capital Corp.
11/15/28	6.875%	27,174,000	20,312,565
Sprint Nextel Corp. (a)(b)
Senior Unsecured
03/01/17	9.125%	2,100,000	2,084,250
Sprint Nextel Corp. (b)
11/15/18	9.000%	22,886,000	25,231,815
03/01/20	7.000%	3,161,000	3,224,220
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%	29,180,000	27,648,050
Total			112,780,417
Wirelines 6.1%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	28,042,000	29,185,385
03/15/22	5.800%	16,109,000	15,970,527
Frontier Communications Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Unsecured
10/01/18	8.125%	$7,000,000	$7,350,000
04/15/20	8.500%	8,178,000	8,505,120
Frontier Communications Corp. (a)
Senior Unsecured
04/15/22	8.750%	2,346,000	2,463,300
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	2,857,000	2,721,293
Level 3 Financing, Inc. (a)
04/01/19	9.375%	15,814,000	17,237,260
Level 3 Financing, Inc. (b)
07/15/20	8.625%	5,750,000	6,023,125
Senior Unsecured
07/01/19	8.125%	2,904,000	2,983,860
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	13,528,000	14,779,340
Qwest Communications International, Inc.
04/01/18	7.125%	600,000	640,500
Qwest Corp.
Senior Unsecured
12/01/21	6.750%	23,376,000	26,333,835
06/15/23	7.500%	4,035,000	4,070,306
Windstream Corp.
10/15/20	7.750%	5,885,000	6,296,950
06/01/22	7.500%	4,895,000	5,127,512
Total			149,688,313
Total Corporate Bonds & Notes (Cost: $2,167,526,053)			$2,244,165,620

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes (c)(d)(e)
06/12/15	4.750%	3,896,788	390

Total Convertible Bonds (Cost: $—)			$390

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.8%
Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan (g)(h)(i)
01/27/17	6.000%	2,569,000	2,577,246

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 0.6%
Caesars Octavius LLC Tranche B Term Loan (g)(i)
04/25/17	9.250%	$13,901,000	$13,761,990
ROC Finance LLC Tranche B Term Loan (g)(i)
08/19/17	8.500%	2,477,000	2,491,441
Total			16,253,431
Media Non-Cable 0.6%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (g)(i)
03/18/19	7.500%	15,039,000	15,272,105
Property & Casualty 0.5%
Lonestar Intermediate Super Holdings LLC (g)(h)(i)
Term Loan
09/02/19	11.000%	3,150,000	3,231,365
Lonestar Intermediate Super Holdings LLC (g)(i)
Term Loan
09/02/19	11.000%	8,405,000	8,622,101
Total			11,853,466
Total Senior Loans (Cost: $44,878,747)			$45,956,248

Issuer		Shares	Value

Common Stocks 0.1%
CONSUMER DISCRETIONARY —%
Media —%
Haights Cross Communications, Inc. (c)(d)(j)		275,078	$—
Ziff Davis Holdings, Inc. (c)(d)(k)		6,107	61
Total			61
TOTAL CONSUMER DISCRETIONARY			61
CONSUMER STAPLES —%
Beverages —%
Cott Corp. (k)		7,100	46,505
TOTAL CONSUMER STAPLES			46,505
FINANCIALS —%
Diversified Financial Services —%
Adelphia Recovery Trust (c)(d)(k)		1,410,902	14,109

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
TOTAL FINANCIALS		14,109
INDUSTRIALS —%
Airlines —%
Delta Air Lines, Inc. (k)	1,342	$14,709
Building Products —%
BHM Technologies LLC (c)(d)(k)	115,119	1,151
Commercial Services & Supplies —%
Quad/Graphics, Inc. (a)	3,168	42,578
TOTAL INDUSTRIALS		58,438
INFORMATION TECHNOLOGY —%
Communications Equipment —%
Loral Space & Communications, Inc.	101	6,267
TOTAL INFORMATION TECHNOLOGY		6,267
MATERIALS 0.1%
Metals & Mining 0.1%
Neenah Enterprises, Inc. (c)(d)(k)	162,528	1,194,581
TOTAL MATERIALS		1,194,581
UTILITIES —%
Independent Power Producers & Energy Traders —%
Calpine Corp. Escrow (c)(d)(j)	23,187,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $4,977,847)		$1,319,961

Preferred Stocks —%
INDUSTRIALS —%
Industrial Conglomerates —%
BHM Technologies LLC (c)(d)(k)	1,378	$14
TOTAL INDUSTRIALS		14
Total Preferred Stocks (Cost: $74)		$14

Issuer		Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc. (c)(d)(k)
12/18/16	0.000%	221	$2
12/18/16	0.000%	223	2
Total			4
TOTAL CONSUMER DISCRETIONARY			4
Total Warrants (Cost: $1,137,893)			$4

		Shares	Value

Money Market Funds 5.8%
Columbia Short-Term Cash Fund, 0.144% (l)(m)		143,682,938	$143,682,938
Total Money Market Funds (Cost: $143,682,938)			$143,682,938

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.2%
Asset-Backed Commercial Paper 0.6%
Atlantic Asset Securitization LLC
05/03/12	0.270%	4,999,737	$4,999,737
Kells Funding, LLC
06/04/12	0.501%	4,993,403	4,993,403
Rheingold Securitization
05/29/12	0.600%	3,997,867	3,997,867
Total			13,991,007
Certificates of Deposit 1.8%
ABM AMRO Bank N.V.
06/21/12	0.400%	4,994,894	4,994,894
Bank of Nova Scotia
05/03/12	0.371%	2,000,000	2,000,000
DZ Bank AG
07/27/12	0.320%	5,000,000	5,000,000
DnB NOR ASA
09/14/12	0.530%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
05/21/12	0.250%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	4,000,000	4,000,000
N.V. Bank Nederlandse Gemeenten
05/22/12	0.270%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
National Australia Bank
08/16/12	0.340%	$2,000,000	$2,000,000
National Bank of Canada
05/08/12	0.391%	2,000,000	2,000,000
Norinchukin Bank
05/21/12	0.470%	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
Total			44,994,894
Commercial Paper 1.2%
Development Bank of Singapore Ltd.
07/27/12	0.561%	2,992,160	2,992,160
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	4,995,760	4,995,760
Skandinaviska Enskilda Banken AB
06/15/12	0.330%	4,997,250	4,997,250
Societe Generale
05/01/12	0.310%	2,999,819	2,999,819
Suncorp Metway Ltd.
05/21/12	0.480%	4,995,800	4,995,800
Svenska Handelsbank
05/23/12	0.300%	4,996,458	4,996,458
Westpac Securities NZ Ltd.
08/27/12	0.491%	3,991,017	3,991,017
Total			29,968,264
Repurchase Agreements 1.6%
Mizuho Securities USA, Inc. dated 04/30/12, matures 05/01/12, repurchase price $3,100,021 (n)
	0.240%	3,100,000	3,100,000
Natixis Financial Products, Inc. dated 04/30/12, matures 05/01/12, repurchase price $10,000,067 (n)
	0.240%	10,000,000	10,000,000
Nomura Securities dated 04/30/12, matures 05/01/12, repurchase price $10,000,067 (n)
	0.240%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 04/30/12, matures 05/01/12, repurchase price $15,605,905 (n)
	0.210%	$15,605,814	$15,605,814
Total			38,705,814

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $127,659,979)	$127,659,979
Total Investments
(Cost: $2,489,863,531) (o)	$2,562,785,154(p)
Other Assets & Liabilities, Net	(92,507,993)
Net Assets	$2,470,277,161

Notes to Portfolio of Investments

(a)                                  At April 30, 2012, security was partially or fully on loan.

(b)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $852,182,841 or 34.50% of net assets.

(c)                                  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2012 was $1,455,308, representing 0.06% of net assets.  Information concerning such security holdings at April 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Adelphia Recovery Trust	5-17-02 - 06-07-02	$278,750
At Home Corp.
Subordinated Notes
4.75% 06/12/15	07-26-05	—
BHM Technologies LLC
1.000% 10/12/26	07-21-06 - 03-31-10	2,899,551
BHM Technologies LLC
Common Stock	07-21-06	6,216
BHM Technologies LLC
Preferred Stock	07-21-06	74
Calpine Corp. Escrow	09-29-11	—
Collins & Aikman Products Co.
Senior Subordinated Notes
12.875% 08/15/12	08-12-04 - 04-12-05	5,854,200
Haights Cross Communications, Inc.	01-15-04 - 02-03-06	3,131,160
ION Media Networks, Inc.	12-19-05 - 03-12-11	1,137,893
Lear Corp. Escrow Bond
0.000% 03/31/16	11-20-06 - 07-24-08	—
Neenah Enterprises, Inc.	08-02-10	1,376,616
Quebecor Media, Inc.
9.750% 01/15/49	01-17-07	17,353
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	11-27-00 - 04-20-01	106,201
Ziff Davis Holdings, Inc.	07-01-08	61
Ziff Davis Media, Inc.
0.000% 12/15/11	07-01-08 - 04-15-11	551,540

(d)                                  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2012, the value of these securities amounted to $1,455,308, which represents 0.06% of net assets.

(e)                                  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2012, the value of these securities amounted to $60,696, which represents less than 0.01% of net assets.

(f)                                    Zero coupon bond.

(g)                                  Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.

(h)                                  Represents a security purchased on a when-issued or delayed delivery basis.

(i)                                      Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)                                      Negligible market value.

(k)                                   Non-income producing.

(l)                                      The rate shown is the seven-day current annualized yield at April 30, 2012.

(m)                                Investments in affiliates during the period ended April 30, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$88,348,769	$732,915,106	$(677,580,937)	$—	$143,682,938	$125,214	$143,682,938

(n)                                  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value
Fannie Mae REMICS	$1,568,752
Freddie Mac REMICS	1,593,248
Total Market Value of Collateral Securities	$3,162,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$353,400
Fannie Mae REMICS	2,623,203
Fannie Mae Whole Loan	82,413
Freddie Mac Gold Pool	740,215
Freddie Mac Non Gold Pool	191,495
Freddie Mac REMICS	2,291,266
Government National Mortgage Association	1,633,064
United States Treasury Note/Bond	2,285,012
Total Market Value of Collateral Securities	$10,200,068

Nomura Securities (0.240%)

Security Description	Value
Fannie Mae Pool	$2,040,581
Freddie Mac Gold Pool	2,343,950
Ginnie Mae II Pool	5,815,469
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$10,846,002
Freddie Mac Gold Pool	5,071,928
Total Market Value of Collateral Securities	$15,917,930

(o)                                  At April 30, 2012, the cost of securities for federal income tax purposes was approximately $2,489,864,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$99,834,000
Unrealized Depreciation	(26,913,000)
Net Unrealized Appreciation	$72,921,000

(p)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK                                 Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Bonds
Corporate Bonds & Notes
Automotive	$—	$60,988,165	$3,084	$60,991,249
Electric	—	29,464,868	3,724,700	33,189,568
Media Cable	—	92,811,374	98,020	92,909,394
Media Non-Cable	—	181,432,962	140,554	181,573,516
All other industries	—	1,875,501,893	—	1,875,501,893
Convertible Bonds
Wirelines	—	—	390	390
Total Bonds	—	2,240,199,262	3,966,748	2,244,166,010

Equity Securities
Common Stocks
Consumer Discretionary	—	—	61	61
Consumer Staples	46,505	—	—	46,505
Financials	—	—	14,109	14,109
Industrials	57,287	—	1,151	58,438
Information Technology	6,267	—	—	6,267
Materials	—	—	1,194,581	1,194,581
Preferred Stocks
Industrials	—	—	14	14
Warrants
Consumer Discretionary	—	—	4	4
Total Equity Securities	110,059	—	1,209,920	1,319,979

Other
Senior Loans	—	45,956,248	—	45,956,248
Money Market Funds	143,682,938	—	—	143,682,938
Investments of Cash Collateral Received for Securities on Loan	—	127,659,979	—	127,659,979
Total Other	143,682,938	173,616,227	—	317,299,165
Total	$143,792,997	$2,413,815,489	$5,176,668	$2,562,785,154

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds	Convertible	Common	Preferred
	& Notes	Bonds	Stocks	Stocks	Warrants
						Total
Balance as of July 31, 2011	$3,934,223	$390	$745,134	$14	$4	$4,679,765
Accrued discounts/premiums	18,568	—	—	—	—	18,568
Realized gain (loss)	(13,480)	—	(62)	—	—	(13,542)
Change in unrealized appreciation (depreciation)*	(244,282)	—	464,830	—	—	220,548
Sales	(2,197,183)	—	—	—	—	(2,197,183)
Purchases	2,468,512	—	—	—	—	2,468,512
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of April 30, 2012	$3,966,358	$390	$1,209,902	$14	$4	$5,176,668

*Change in unrealized appreciation relating to securities held at April 30, 2012 was $220,548, which is comprised of Corporate Bonds & Notes of $(244,282) and Common Stocks of $464,830.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 5.1%
Banking 0.8%
Cie de Financement Foncier SA (a)
09/16/15	2.500%	$2,000,000	$2,025,195
Toronto-Dominion Bank (The) (a)
03/13/17	1.500%	1,760,000	1,762,055
Total			3,787,250
Electric 0.7%
CenterPoint Energy Houston Electric LLC
01/15/14	5.750%	1,200,000	1,293,446
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	705,000	790,971
Nevada Power Co.
01/15/15	5.875%	1,050,000	1,180,664
Total			3,265,081
Environmental 0.2%
Waste Management, Inc.
03/11/15	6.375%	920,000	1,050,502
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
11/15/14	5.375%	844,000	937,441
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	800,000	967,601
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	475,000	486,450
Total			2,391,492
Gas Pipelines 0.3%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	420,000	483,351
Enterprise Products Operating LLC
06/01/15	3.700%	465,000	498,151
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
06/15/18	6.050%	625,000	745,761
Total			1,727,263
Health Care 0.3%
Express Scripts Holding Co.
05/15/16	3.125%	1,200,000	1,251,535
Healthcare Insurance 0.2%
UnitedHealth Group, Inc. Senior Unsecured
08/15/14	5.000%	950,000	1,037,887

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 0.1%
Woodside Finance Ltd. (a)
11/10/14	4.500%	$600,000	$639,486
Life Insurance 0.3%
Prudential Financial, Inc. Senior Unsecured
05/12/16	3.000%	1,200,000	1,237,670
Media Cable 0.4%
Comcast Corp.
02/15/18	5.875%	850,000	1,009,538
Time Warner Cable, Inc.
07/01/18	6.750%	820,000	1,000,996
Total			2,010,534
Media Non-Cable 0.4%
BSKYB Finance UK PLC (a)
10/15/15	5.625%	1,000,000	1,133,557
TCM Sub LLC (a)
01/15/15	3.550%	900,000	954,029
Total			2,087,586
Non-Captive Diversified 0.3%
General Electric Capital Corp. Senior Unsecured
10/17/16	3.350%	1,185,000	1,253,330
Retailers 0.2%
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	950,000	1,122,644
Wireless 0.2%
Rogers Communications, Inc.
08/15/18	6.800%	900,000	1,121,386
Wirelines 0.2%
AT&T, Inc. Senior Unsecured
05/15/16	2.950%	1,050,000	1,114,836
Total Corporate Bonds & Notes (Cost: $24,265,431)			$25,098,482

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 3.0%
Castle Peak Loan Trust (a)(b)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	$199,228	$199,228
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	2,612,366	2,603,223
Credit Suisse Mortgage Capital Certificates CMO Series 2010-17R Class 1A2 (a)(b)(c)
06/26/36	2.545%	660,201	402,031
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (b)
04/25/33	5.500%	864,313	887,753
JPMorgan Mortgage Trust CMO Series 2007-A1 Class 1A1 (b)(c)
07/25/35	2.807%	2,574,336	2,441,441
JPMorgan Reremic CMO Series 2010-5 Class 1A5 (a)(b)(c)
04/26/37	4.500%	1,606,000	1,611,364
Morgan Stanley Reremic Trust (a)(b)
CMO Series 2010-R9 Class 3A
11/26/36	3.250%	2,385,937	2,383,107
Morgan Stanley Reremic Trust (a)(b)(c)
CMO Series 2010-R1 Class 1B
07/26/35	2.850%	1,000,000	800,000
PennyMac Loan Trust Series 2011-NPL1 Class A (a)(b)(c)
09/25/51	5.250%	756,973	758,523
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1 (b)(c)
02/25/34	6.836%	1,665,090	1,803,882
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (a)(b)(c)
06/27/32	4.000%	653,703	655,254
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-AR16 Class 4A6 (b)(c)
10/25/35	2.699%	224,097	223,325
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $14,719,387)			$14,769,131

Commercial Mortgage-Backed Securities - Non-Agency 3.3%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (b)(c)
02/13/42	4.933%	500,000	545,208
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4 (b)(c)(d)
12/10/49	6.006%	1,300,000	1,506,214
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A2 (b)
03/10/39	5.381%	186,578	188,658

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class ASB (b)
02/12/51	5.688%	$1,469,490	$1,594,474
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (b)(c)
09/15/45	5.866%	3,325,000	3,815,801
Morgan Stanley Capital I Series 2007-IQ16 Class A4 (b)
12/12/49	5.809%	2,500,000	2,879,980
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (a)(b)(c)
08/15/45	5.980%	5,135,000	5,795,751
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $15,472,473)			$16,326,086

Asset-Backed Securities - Non-Agency 0.2%
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (c)
05/25/36	0.339%	653,397	639,174
Total Asset-Backed Securities - Non-Agency (Cost: $636,450)			$639,174

Inflation-Indexed Bonds 85.5%
United States 85.5%
U.S. Treasury Inflation-Indexed Bond
01/15/15	1.625%	48,884,300	53,112,010
04/15/15	0.500%	11,555,830	12,234,735
07/15/15	1.875%	17,147,093	19,093,562
01/15/16	2.000%	10,524,184	11,896,442
01/15/17	2.375%	20,659,236	24,335,939
01/15/19	2.125%	20,332,787	24,640,796
07/15/19	1.875%	7,463,750	8,999,648
07/15/20	1.250%	31,578,580	36,707,636
07/15/21	0.625%	12,323,342	13,605,734
01/15/22	0.125%	29,673,165	31,031,632
01/15/25	2.375%	2,234,393	2,915,708
01/15/27	2.375%	10,363,486	13,704,093
01/15/28	1.750%	9,807,648	12,084,866
01/15/29	2.500%	53,999,852	73,595,912
04/15/29	3.875%	13,640,970	21,665,693
02/15/42	0.750%	37,026,728	37,119,294
U.S. Treasury Inflation-Indexed Bond (d)
07/15/16	2.500%	19,615,194	22,954,367
Total			419,698,067
Total Inflation-Indexed Bonds (Cost: $391,095,768)			$419,698,067

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(e) 2.1%
AUSTRALIA 0.6%
New South Wales Treasury Corp. Government Liquid Guaranteed
03/01/17	5.500%	AUD	$2,760,000	$3,085,167
CANADA 0.4%
National Bank of Canada (a)
10/19/16	2.200%		1,850,000	1,918,293
MEXICO 1.1%
Mexican Bonos
12/17/15	8.000%	MXN	6,456,000	5,440,517
Total Foreign Government Obligations (Cost: $9,513,460)				$10,443,977

			Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.144% (f)(g)			865,791	$865,791
Total Money Market Funds (Cost: $865,791)				$865,791

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.3%
Repurchase Agreements 0.3%
Societe Generale dated 04/30/12, matures 05/01/12, repurchase price $1,528,321 (h)
	0.210%	$1,528,313	$1,528,313
Total			1,528,313
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,528,313)			$1,528,313
Total Investments
(Cost: $458,097,073) (i)			$489,369,021(j)
Other Assets & Liabilities, Net			1,592,559
Net Assets			$490,961,580

Investment in Derivatives

At April 30, 2012, $528,405 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at April 30, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 5-year	(370)	$(45,804,846)	July 2012	$—	$(275,165)
U.S. Treasury Note, 10-year	287	37,964,719	June 2012	504,913	—
U.S. Treasury Ultra Bond, 30-year	(120)	(18,937,500)	June 2012	—	(509,579)
Total				$504,913	$(784,744)

Forward Foreign Currency Exchange Contracts Open at April 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	May 18, 2012	2,780,000	2,865,763	$—	$(25,446)
		(AUD)	(USD)
UBS Securities LLC	May 22, 2012	50,186,000	3,779,436	—	(65,461)
		(MXN)	(USD)
Total				$—	$(90,907)

Notes to Portfolio of Investments

(a)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $24,127,546 or 4.91% of net assets.

(b)                                  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)                                  Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.

(d)                                  At April 30, 2012, security was partially or fully on loan.

(e)                                  Principal amounts are denominated in United States Dollars unless otherwise noted.

(f)                                    The rate shown is the seven-day current annualized yield at April 30, 2012.

(g)                                  Investments in affiliates during the period ended April 30, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$5,890,446	$136,620,452	$(141,645,107)	$—	$865,791	$4,996	$865,791

(h)                                  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$1,062,174
Freddie Mac Gold Pool	496,705
Total Market Value of Collateral Securities	$1,558,879

(i)                                      At April 30, 2012, the cost of securities for federal income tax purposes was approximately $458,097,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,753,000
Unrealized Depreciation	(481,000)
Net Unrealized Appreciation	$31,272,000

(j)                                      Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO                         Collateralized Mortgage Obligation

Currency Legend

AUD                          Australian Dollar

MXN                          Mexican Peso

USD                           US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)

is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes	$—	$25,098,482	$—	$25,098,482
Residential Mortgage-Backed Securities - Non-Agency	—	11,966,680	2,802,451	14,769,131
Commercial Mortgage-Backed Securities - Non-Agency	—	16,326,086	—	16,326,086
Asset-Backed Securities - Non-Agency	—	639,174	—	639,174
Inflation-Indexed Bonds	—	419,698,067	—	419,698,067
Foreign Government Obligations	—	10,443,977	—	10,443,977
Total Bonds	—	484,172,466	2,802,451	486,974,917

Other
Money Market Funds	865,791	—	—	865,791
Investments of Cash Collateral Received for Securities on Loan	—	1,528,313	—	1,528,313
Total Other	865,791	1,528,313	—	2,394,104

Investments in Securities	865,791	485,700,779	2,802,451	489,369,021
Derivatives
Assets
Futures Contracts	504,913	—	—	504,913
Liabilities
Futures Contracts	(784,744)	—	—	(784,744)
Forward Foreign Currency Exchange Contracts	—	(90,907)	—	(90,907)
Total	$585,960	$485,609,872	$2,802,451	$488,998,283

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency
Balance as of July 31, 2011	$2,286,237
Accrued discounts/premiums	—
Realized gain (loss)	5,669
Change in unrealized appreciation (depreciation)*	(765)
Sales	(1,936,897)
Purchases	3,985,952
Transfers into Level 3	—
Transfers out of Level 3	(1,537,745)
Balance as of April 30, 2012	$2,802,451

*Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2012 was $(765).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Large Core Quantitative Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 10.6%
Automobiles 0.5%
General Motors Co. (a)(b)	786,300	$18,084,900
Diversified Consumer Services 1.0%
Apollo Group, Inc., Class A (a)	993,236	34,981,772
Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp.	157,000	15,299,650
Media 3.9%
Comcast Corp., Class A (b)	717,200	21,752,676
DIRECTV, Class A (a)	1,319,261	64,999,989
DISH Network Corp., Class A	930,000	29,732,100
McGraw-Hill Companies, Inc. (The)	433,400	21,310,278
Total		137,795,043
Multiline Retail 0.2%
Macy’s, Inc.	176,300	7,231,826
Specialty Retail 4.6%
AutoZone, Inc. (a)	90,870	35,999,059
Bed Bath & Beyond, Inc. (a)(b)	270,500	19,040,495
GameStop Corp., Class A (b)	1,295,823	29,492,932
Limited Brands, Inc. (b)	134,119	6,665,714
Ross Stores, Inc.	307,566	18,942,990
TJX Companies, Inc.	1,245,600	51,953,976
Total		162,095,166
TOTAL CONSUMER DISCRETIONARY		375,488,357
CONSUMER STAPLES 11.0%
Beverages 1.2%
Coca-Cola Enterprises, Inc. (b)	1,416,421	42,662,601
Food & Staples Retailing 4.2%
CVS Caremark Corp.	52,800	2,355,936
Kroger Co. (The) (b)	1,622,158	37,747,616
Safeway, Inc. (b)	898,100	18,258,373
Wal-Mart Stores, Inc. (b)	1,521,192	89,613,421
Total		147,975,346
Food Products 0.9%
Campbell Soup Co. (b)	244,300	8,264,669
Hershey Co. (The) (b)	295,151	19,778,068
Tyson Foods, Inc., Class A	138,200	2,522,150
Total		30,564,887

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.3%
Kimberly-Clark Corp.	132,000	$10,358,040
Tobacco 4.4%
Lorillard, Inc.	387,300	52,397,817
Philip Morris International, Inc.	1,185,249	106,091,638
Total		158,489,455
TOTAL CONSUMER STAPLES		390,050,329
ENERGY 10.8%
Energy Equipment & Services 1.2%
National Oilwell Varco, Inc.	516,882	39,158,980
Schlumberger Ltd.	70,400	5,219,456
Total		44,378,436
Oil, Gas & Consumable Fuels 9.6%
Apache Corp.	682,796	65,507,448
Chevron Corp.	1,051,521	112,050,078
ConocoPhillips (b)	137,184	9,826,490
Exxon Mobil Corp.	611,541	52,800,450
Marathon Oil Corp. (b)	948,033	27,815,288
Tesoro Corp. (a)	1,134,243	26,371,150
Valero Energy Corp.	1,857,605	45,882,844
Total		340,253,748
TOTAL ENERGY		384,632,184
FINANCIALS 14.9%
Capital Markets 1.4%
Franklin Resources, Inc.	381,911	47,933,650
Commercial Banks 0.5%
Wells Fargo & Co.	488,000	16,313,840
Consumer Finance 2.0%
Discover Financial Services (b)	1,966,155	66,652,654
SLM Corp.	355,900	5,277,997
Total		71,930,651
Diversified Financial Services 5.2%
Citigroup, Inc.	1,508,741	49,848,803
JPMorgan Chase & Co.	2,477,585	106,486,603
Moody’s Corp. (b)	687,300	28,144,935
Total		184,480,341
Insurance 3.7%
Aflac, Inc.	621,166	27,977,316

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Lincoln National Corp.	901,683	$22,334,688
MetLife, Inc.	663,200	23,895,096
Prudential Financial, Inc.	974,200	58,978,068
Total		133,185,168
Real Estate Investment Trusts (REITs) 2.1%
Simon Property Group, Inc.	489,630	76,186,428
TOTAL FINANCIALS		530,030,078
HEALTH CARE 11.5%
Biotechnology 2.0%
Amgen, Inc. (b)	982,100	69,837,131
Health Care Providers & Services 1.5%
Aetna, Inc.	160,400	7,064,016
AmerisourceBergen Corp. (b)	665,900	24,778,139
UnitedHealth Group, Inc.	413,540	23,220,271
Total		55,062,426
Pharmaceuticals 8.0%
Abbott Laboratories (b)	676,644	41,992,527
Bristol-Myers Squibb Co.	106,768	3,562,848
Eli Lilly & Co.	1,112,873	46,061,814
Merck & Co., Inc.	2,210,171	86,727,110
Pfizer, Inc.	4,695,009	107,656,556
Total		286,000,855
TOTAL HEALTH CARE		410,900,412
INDUSTRIALS 10.2%
Aerospace & Defense 3.8%
General Dynamics Corp.	781,191	52,730,393
Lockheed Martin Corp. (b)	678,690	61,448,593
Northrop Grumman Corp. (b)	198,937	12,588,733
Raytheon Co. (b)	152,184	8,239,242
United Technologies Corp.	25,057	2,045,653
Total		137,052,614
Air Freight & Logistics 2.0%
United Parcel Service, Inc., Class B (b)	935,895	73,130,835
Commercial Services & Supplies 0.7%
Pitney Bowes, Inc. (b)	373,904	6,404,976
RR Donnelley & Sons Co. (b)	1,384,873	17,324,761
Total		23,729,737

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 2.1%
3M Co.	20,400	$1,822,944
General Electric Co.	217,068	4,250,191
Tyco International Ltd.	1,197,427	67,211,578
Total		73,284,713
Machinery 1.4%
Illinois Tool Works, Inc.	323,500	18,562,430
Parker Hannifin Corp. (b)	350,100	30,700,269
Total		49,262,699
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	75,100	5,841,278
TOTAL INDUSTRIALS		362,301,876
INFORMATION TECHNOLOGY 20.1%
Communications Equipment 3.2%
Cisco Systems, Inc.	4,179,900	84,224,985
QUALCOMM, Inc.	449,500	28,696,080
Total		112,921,065
Computers & Peripherals 5.9%
Apple, Inc. (a)	357,611	208,930,651
Dell, Inc. (a)	153,100	2,506,247
Total		211,436,898
IT Services 3.3%
International Business Machines Corp. (c)	71,181	14,740,161
Mastercard, Inc., Class A	161,932	73,236,986
Visa, Inc., Class A	238,100	29,281,538
Total		117,258,685
Semiconductors & Semiconductor Equipment 1.7%
Altera Corp.	108,100	3,845,117
Broadcom Corp., Class A (a)	1,254,600	45,918,360
NVIDIA Corp. (a)	840,000	10,920,000
Total		60,683,477
Software 6.0%
Microsoft Corp.	3,808,170	121,937,603
Oracle Corp.	1,109,900	32,619,961
VMware, Inc., Class A (a)	519,119	57,995,975
Total		212,553,539
TOTAL INFORMATION TECHNOLOGY		714,853,664

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.6%
Chemicals 1.8%
CF Industries Holdings, Inc.	312,174	$60,268,313
Eastman Chemical Co.	54,092	2,919,345
Total		63,187,658
Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc.	1,560,174	59,754,664
Newmont Mining Corp.	141,000	6,718,650
Total		66,473,314
TOTAL MATERIALS		129,660,972
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%
AT&T, Inc. (b)	526,100	17,313,951
Verizon Communications, Inc. (b)	2,200,474	88,855,140
Total		106,169,091
TOTAL TELECOMMUNICATION SERVICES		106,169,091
UTILITIES 3.6%
Electric Utilities 1.5%
Exelon Corp.	1,417,185	55,284,387
Independent Power Producers & Energy Traders 1.3%
AES Corp. (The) (a)	3,709,376	46,441,387
Multi-Utilities 0.8%
Public Service Enterprise Group, Inc.	901,099	28,069,234
TOTAL UTILITIES		129,795,008
Total Common Stocks (Cost: $2,959,761,552)		$3,533,881,971

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.144% (d)(e)	31,090,711	$31,090,711
Total Money Market Funds (Cost: $31,090,711)		$31,090,711

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 15.7%
Asset-Backed Commercial Paper 1.3%
Alpine Securitization
05/25/12	0.190%	$9,998,153	$9,998,153
Atlantis One
10/11/12	0.541%	9,972,550	9,972,550
Kells Funding, LLC
05/10/12	0.501%	5,393,625	5,393,625
06/04/12	0.501%	3,994,722	3,994,722
10/12/12	0.612%	9,969,161	9,969,161
LMA Americas LLC
05/02/12	0.300%	4,999,667	4,999,667
Regency Markets No. 1 LLC
05/15/12	0.380%	3,980,215	3,980,215
Total			48,308,093

Certificates of Deposit 8.7%
Australia and New Zealand Bank Group, Ltd.
05/09/12	0.500%	5,000,000	5,000,000
05/16/12	0.470%	10,000,000	10,000,000
Bank of Nova Scotia
05/03/12	0.371%	14,000,000	14,000,000
07/26/12	0.319%	15,000,000	15,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	2,996,707	2,996,707
Barclays Bank PLC
07/18/12	0.280%	10,000,000	10,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	20,000,000	20,000,000
DZ Bank AG
07/27/12	0.320%	15,000,000	15,000,000
Deutsche Bank AG
09/14/12	0.750%	8,000,000	8,000,000
10/09/12	0.750%	10,000,000	10,000,000
DnB NOR ASA
09/14/12	0.530%	4,000,000	4,000,000
Hong Kong Shanghai Bank Corp., Ltd.
05/02/12	0.200%	10,000,000	10,000,000
05/21/12	0.250%	5,000,000	5,000,000
06/01/12	0.250%	10,000,000	10,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
05/31/12	0.190%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	15,000,192	15,000,192
10/12/12	0.530%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
08/14/12	0.400%	15,000,000	15,000,000
N.V. Bank Nederlandse Gemeenten
05/10/12	0.280%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
National Australia Bank
08/16/12	0.340%	$15,000,000	$15,000,000
National Bank of Canada
05/08/12	0.391%	10,000,000	10,000,000
Natixis
05/01/12	0.240%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	20,000,000	20,000,000
Rabobank
07/31/12	0.660%	10,000,000	10,000,000
10/26/12	0.515%	5,000,000	5,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	9,968,077	9,968,077
Sumitomo Mitsui Banking Corp.
07/24/12	0.350%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
09/17/12	0.470%	4,500,000	4,500,000
Svenska Handelsbanken
08/30/12	0.580%	15,000,000	15,000,000
Union Bank of Switzerland
07/24/12	0.790%	5,000,000	5,000,000
Westpac Banking Corp.
05/11/12	0.411%	5,000,000	5,000,000
Total			308,464,976

Commercial Paper 3.7%
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	9,983,064	9,983,064
Development Bank of Singapore Ltd.
08/07/12	0.552%	19,945,305	19,945,305
DnB NOR
07/25/12	0.602%	14,954,500	14,954,500
Nordea Bank AB
07/24/12	0.627%	16,946,285	16,946,285
08/14/12	0.592%	4,985,168	4,985,168

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Skandinaviska Enskilda Banken AB
06/15/12	0.330%	$18,989,550	$18,989,550
Suncorp Metway Ltd.
06/05/12	0.460%	9,992,206	9,992,206
06/13/12	0.450%	9,992,125	9,992,125
The Commonwealth Bank of Australia
08/16/12	0.300%	20,000,000	20,000,000
Westpac Securities NZ Ltd.
08/27/12	0.491%	6,585,177	6,585,177
Total			132,373,380

Repurchase Agreements 2.0%
Credit Suisse Securities (USA) LLC dated 04/30/12, matures 05/01/12, repurchase price $11,858,180 (f)
	0.190%	11,858,118	11,858,118
Natixis Financial Products, Inc. dated 04/30/12, matures 05/01/12, repurchase price $24,000,160 (f)
	0.240%	24,000,000	24,000,000
Nomura Securities dated 04/30/12, matures 05/01/12, repurchase price $15,000,100 (f)
	0.240%	15,000,000	15,000,000
Societe Generale dated 04/30/12, matures 05/01/12, repurchase price $10,000,058 (f)
	0.210%	10,000,000	10,000,000
UBS Securities LLC dated 04/30/12, matures 05/01/12, repurchase price $10,000,058 (f)
	0.210%	10,000,000	10,000,000
Total			70,858,118

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $560,004,567)			$560,004,567

Total Investments (Cost: $3,550,856,830) (g)			$4,124,977,249(h)
Other Assets & Liabilities, Net			(565,174,379)
Net Assets			$3,559,802,870

Investment in Derivatives

Futures Contracts Outstanding at April 30, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	88	$30,659,200	June 2012	$445,775	$—

Notes to Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  At April 30, 2012, security was partially or fully on loan.

(c)                                  At April 30, 2012, investments in securities included securities valued at $13,874,360 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)                                  The rate shown is the seven-day current annualized yield at April 30, 2012.

(e)                                  Investments in affiliates during the period ended April 30, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$42,085,238	$352,100,163	$(363,094,690)	$—	$31,090,711	$44,405	$31,090,711

(f)                                    The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Credit Suisse Securities (USA) LLC (0.190%)

Security Description	Value
Ginnie Mae I Pool	$8,264,248
Ginnie Mae II Pool	3,831,049
Total Market Value of Collateral Securities	$12,095,297

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$848,159
Fannie Mae REMICS	6,295,688
Fannie Mae Whole Loan	197,790
Freddie Mac Gold Pool	1,776,518
Freddie Mac Non Gold Pool	459,588
Freddie Mac REMICS	5,499,038
Government National Mortgage Association	3,919,354
United States Treasury Note/Bond	5,484,028
Total Market Value of Collateral Securities	$24,480,163

Nomura Securities (0.240%)

Security Description	Value
Fannie Mae Pool	$3,060,872
Freddie Mac Gold Pool	3,515,925
Ginnie Mae II Pool	8,723,203
Total Market Value of Collateral Securities	$15,300,000

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$6,949,975
Freddie Mac Gold Pool	3,250,025
Total Market Value of Collateral Securities	$10,200,000

UBS Securities LLC (0.210%)

Security Description	Value
Fannie Mae Pool	$7,152,623
Freddie Mac Gold Pool	3,047,377
Total Market Value of Collateral Securities	$10,200,000

(g)                                  At April 30, 2012, the cost of securities for federal income tax purposes was approximately $3,550,857,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$621,255,000
Unrealized Depreciation	(47,135,000)
Net Unrealized Appreciation	$574,120,000

(h)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$375,488,357	$—	$—	$375,488,357
Consumer Staples	390,050,329	—	—	390,050,329
Energy	384,632,184	—	—	384,632,184
Financials	530,030,078	—	—	530,030,078
Health Care	410,900,412	—	—	410,900,412
Industrials	362,301,876	—	—	362,301,876
Information Technology	714,853,664	—	—	714,853,664
Materials	129,660,972	—	—	129,660,972
Telecommunication Services	106,169,091	—	—	106,169,091
Utilities	129,795,008	—	—	129,795,008
Total Equity Securities	3,533,881,971	—	—	3,533,881,971

Other
Money Market Funds	31,090,711	—	—	31,090,711
Investments of Cash Collateral Received for Securities on Loan	—	560,004,567	—	560,004,567
Total Other	31,090,711	560,004,567	—	591,095,278

Investments in Securities	3,564,972,682	560,004,567	—	4,124,977,249
Derivatives
Assets
Futures Contracts	445,775	—	—	445,775
Total	$3,565,418,457	$560,004,567	$—	$4,125,423,024

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Limited Duration Credit Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 89.3%
Aerospace & Defense 1.5%
L-3 Communications Corp.
11/15/16	3.950%	$10,905,000	$11,573,357
Northrop Grumman Corp. Senior Unsecured
08/01/19	5.050%	3,040,000	3,482,338
Total			15,055,695
Banking 5.4%
ANZ National International Ltd. Senior Unsecured (a)
08/10/15	3.125%	1,270,000	1,304,394
Bank of America Corp. Senior Unsecured
03/17/16	3.625%	11,600,000	11,555,676
Citigroup, Inc. Senior Unsecured
01/10/17	4.450%	5,955,000	6,220,611
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	2,175,000	2,306,862
Goldman Sachs Group, Inc. (The) Senior Unsecured
02/07/16	3.625%	9,575,000	9,626,198
HSBC USA, Inc. Senior Unsecured
02/13/15	2.375%	2,295,000	2,320,096
JPMorgan Chase & Co. Senior Unsecured
03/01/16	3.450%	3,115,000	3,261,685
KeyCorp Senior Unsecured
08/13/15	3.750%	2,200,000	2,338,115
Morgan Stanley Senior Unsecured
03/22/17	4.750%	9,975,000	9,956,875
Wells Fargo & Co. Senior Unsecured (b)
05/08/17	2.100%	5,400,000	5,395,680
Total			54,286,192
Chemicals 0.9%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	4,474,000	5,028,400
LyondellBasell Industries NV Senior Notes (a)
04/15/19	5.000%	4,056,000	4,187,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Nova Chemicals Corp. Senior Unsecured
11/01/16	8.375%	$190,000	$210,900
Total			9,427,120
Construction Machinery 0.9%
Case New Holland, Inc.
09/01/13	7.750%	4,225,000	4,510,187
Manitowoc Co., Inc. (The)
11/01/13	7.125%	4,350,000	4,366,313
Total			8,876,500
Consumer Products 2.0%
Beam, Inc. Senior Unsecured
06/15/14	6.375%	3,008,000	3,304,899
Clorox Co. (The)
Senior Unsecured
10/15/17	5.950%	6,310,000	7,356,312
Clorox Co. (The) (c)
Senior Unsecured
11/01/15	3.550%	5,750,000	6,123,928
Jarden Corp.
05/01/16	8.000%	2,540,000	2,779,712
Total			19,564,851
Electric 16.7%
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	6,110,000	6,421,910
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	2,325,000	2,739,522
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	4,435,000	4,590,225
12/15/15	6.875%	7,600,000	8,469,896
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	4,335,000	4,620,338
Consumers Energy Co.
1st Mortgage
03/15/15	5.000%	4,270,000	4,722,257
08/15/16	5.500%	3,030,000	3,495,356
09/15/18	5.650%	1,000,000	1,193,333
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	13,616,000	15,276,390
06/01/16	6.350%	6,790,000	7,865,590
Dominion Resources, Inc.
Senior Unsecured
01/15/16	5.200%	4,225,000	4,775,564
06/15/18	6.400%	3,875,000	4,786,295

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
08/01/33	5.250%	$3,204,000	$3,607,127
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	4,945,000	6,018,456
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	432,000	523,427
Indiana Michigan Power Co.
Senior Unsecured
11/01/12	6.375%	2,500,000	2,569,715
11/15/14	5.050%	7,495,000	8,122,339
12/01/15	5.650%	95,000	106,466
Metropolitan Edison Co.
Senior Unsecured
03/15/13	4.950%	5,746,000	5,929,522
04/01/14	4.875%	1,527,000	1,613,668
NRG Energy, Inc. (c)
01/15/17	7.375%	3,985,000	4,139,419
Nevada Power Co.
01/15/15	5.875%	2,612,000	2,937,043
03/15/16	5.950%	1,560,000	1,793,732
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	5,836,000	6,413,373
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	1,200,000	1,276,429
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	14,985,000	16,834,913
Progress Energy, Inc. Senior Unsecured
01/15/16	5.625%	6,860,000	7,871,679
Sierra Pacific Power Co.
05/15/16	6.000%	8,508,000	9,924,250
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	1,350,000	1,640,751
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	15,394,000	16,475,549
Total			166,754,534
Entertainment 0.5%
Historic TW, Inc.
06/15/18	6.875%	3,825,000	4,704,911
Environmental 1.1%
Waste Management, Inc.
03/11/15	6.375%	385,000	439,612
09/01/16	2.600%	1,751,000	1,808,974

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Environmental (continued)
03/15/18	6.100%	$7,605,000	$9,094,188
Total			11,342,774
Food and Beverage 5.5%
Bacardi Ltd. (a)
04/01/14	7.450%	12,455,000	13,905,572
ConAgra Foods, Inc. Senior Unsecured
06/15/17	5.819%	6,219,000	7,152,484
Constellation Brands, Inc.
12/15/14	8.375%	1,218,000	1,385,475
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	15,060,000	18,215,085
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	8,905,000	9,119,655
SABMiller PLC Senior Unsecured (a)
07/15/18	6.500%	4,615,000	5,624,897
Total			55,403,168
Gas Pipelines 12.7%
CenterPoint Energy Resources Corp.
Senior Unsecured
01/15/14	5.950%	3,300,000	3,533,241
11/01/17	6.125%	4,915,000	5,738,911
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	15,955,000	18,361,556
Enterprise Products Operating LLC
06/01/15	3.700%	3,175,000	3,401,355
Gulfstream Natural Gas System LLC (a)
Senior Unsecured
11/01/15	5.560%	2,140,000	2,367,039
06/01/16	6.950%	8,061,000	9,354,605
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/18	5.950%	11,455,000	13,334,811
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	13,470,000	13,737,703
NiSource Finance Corp.
09/15/17	5.250%	9,350,000	10,478,339
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	3,111,000	3,667,188
04/15/17	5.950%	8,885,000	10,385,405
Panhandle Eastern Pipeline Co. LP
Senior Unsecured
08/15/13	6.050%	5,000,000	5,297,070
11/01/17	6.200%	5,585,000	6,419,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	$6,535,000	$7,003,390
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	343,000	375,585
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	9,270,000	8,852,850
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	3,530,000	4,026,840
Total			126,335,628
Health Care 3.6%
AmerisourceBergen Corp.
09/15/15	5.875%	8,120,000	9,317,091
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	3,010,000	3,245,135
Express Scripts Holding Co.
05/15/16	3.125%	10,025,000	10,455,534
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	9,720,000	10,890,347
Medco Health Solutions, Inc. Senior Unsecured
09/15/15	2.750%	1,640,000	1,687,425
Total			35,595,532
Healthcare Insurance 0.5%
WellPoint, Inc. Senior Unsecured
06/15/17	5.875%	3,945,000	4,640,547

Independent Energy 4.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	15,497,000	17,916,764
Chesapeake Energy Corp. (c)
02/15/15	9.500%	4,320,000	4,708,800
Denbury Resources, Inc.
03/01/16	9.750%	1,250,000	1,375,000
EnCana Corp. Senior Unsecured
12/01/17	5.900%	4,925,000	5,696,940
Encore Acquisition Co.
05/01/16	9.500%	2,605,000	2,865,500
Forest Oil Corp.
02/15/14	8.500%	4,965,000	5,337,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Woodside Finance Ltd. (a)
11/10/14	4.500%	$9,660,000	$10,295,730
Total			48,196,109
Integrated Energy 1.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	7,305,000	7,662,339
Petro-Canada Senior Unsecured
05/15/18	6.050%	1,511,000	1,818,012
Phillips 66 (a)
05/01/17	2.950%	1,975,000	2,026,591
Total			11,506,942
Life Insurance 3.3%
Hartford Financial Services Group, Inc. Senior Unsecured
10/15/17	4.000%	9,695,000	9,713,013
Prudential Covered Trust 2012-1 (a)
09/30/15	2.997%	4,550,000	4,613,250
Prudential Financial, Inc.
Senior Unsecured
01/14/15	3.875%	7,585,000	8,001,925
09/17/15	4.750%	2,895,000	3,145,603
12/01/17	6.000%	6,070,000	7,138,089
Total			32,611,880
Media Cable 4.1%
CSC Holdings LLC Senior Unsecured
04/15/14	8.500%	1,000,000	1,102,500
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (a)
03/15/17	2.400%	17,135,000	17,173,091
DISH DBS Corp.
02/01/16	7.125%	3,924,000	4,345,830
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	3,535,000	3,665,579
Time Warner Cable, Inc.
05/01/17	5.850%	5,792,000	6,783,457
07/01/18	6.750%	6,115,000	7,464,746
Total			40,535,203
Media Non-Cable 6.2%
BSKYB Finance UK PLC (a)
10/15/15	5.625%	10,820,000	12,265,087
British Sky Broadcasting Group PLC (a)
02/15/18	6.100%	5,997,000	7,077,827

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	$15,970,000	$16,701,091
News America, Inc.
12/15/14	5.300%	1,270,000	1,403,304
Reed Elsevier Capital, Inc.
01/15/14	7.750%	4,828,000	5,322,798
TCM Sub LLC (a)
01/15/15	3.550%	13,280,000	14,077,226
Thomson Reuters Corp.
07/15/18	6.500%	4,065,000	5,019,364
Total			61,866,697
Metals 1.6%
ArcelorMittal Senior Unsecured
02/25/17	4.500%	11,775,000	11,817,505
FMG Resources August 2006 Proprietary Ltd. (a)(c)
11/01/15	7.000%	1,250,000	1,293,750
Vale Overseas Ltd.
01/23/17	6.250%	2,435,000	2,805,101
Total			15,916,356
Non-Captive Diversified 1.7%
General Electric Capital Corp.
04/27/17	2.300%	17,000,000	17,023,069
Oil Field Services 0.9%
Noble Holding International Ltd.
03/15/17	2.500%	3,935,000	3,992,533
Weatherford International Ltd.
02/15/16	5.500%	4,430,000	4,911,643
Total			8,904,176
Packaging 0.3%
Ball Corp.
09/01/16	7.125%	1,800,000	1,971,000
Greif, Inc. Senior Unsecured
02/01/17	6.750%	700,000	756,000
Total			2,727,000
Property & Casualty 1.2%
CNA Financial Corp. Senior Unsecured
08/15/16	6.500%	4,735,000	5,345,209

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Liberty Mutual Group, Inc. Senior Unsecured (a)
03/15/14	5.750%	$6,050,000	$6,433,400
Total			11,778,609
Railroads 1.7%
Burlington Northern Santa Fe LLC Senior Unsecured
05/01/17	5.650%	3,315,000	3,902,750
CSX Corp.
Senior Unsecured
05/01/17	5.600%	775,000	898,548
03/15/18	6.250%	7,480,000	9,055,580
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	2,320,000	2,773,982
Total			16,630,860
Refining 1.1%
Valero Energy Corp.
02/01/15	4.500%	9,980,000	10,723,730
Restaurants 0.6%
Yum! Brands, Inc.
Senior Unsecured
09/15/15	4.250%	4,560,000	4,957,896
03/15/18	6.250%	715,000	859,099
Total			5,816,995
Retailers 1.2%
Best Buy Co., Inc. Senior Unsecured (c)
03/15/16	3.750%	6,250,000	6,007,619
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	4,931,000	5,827,115
Total			11,834,734
Supermarkets 1.4%
Safeway, Inc. Senior Unsecured
12/01/16	3.400%	13,590,000	13,872,686
Technology 0.7%
Hewlett-Packard Co. Senior Unsecured
09/15/17	2.600%	6,840,000	6,849,761

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 1.7%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	$14,605,000	$17,082,907
Wireless 0.1%
Nextel Communications, Inc.
03/15/14	5.950%	1,241,000	1,239,449
Wirelines 4.3%
AT&T, Inc. Senior Unsecured
02/15/19	5.800%	1,700,000	2,043,845
CenturyLink, Inc. Senior Unsecured
03/15/22	5.800%	10,413,000	10,323,490
Deutsche Telekom International Finance BV (a)
04/11/16	3.125%	2,110,000	2,186,391
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	505,000	547,925
Frontier Communications Corp. (c)
Senior Unsecured
01/15/13	6.250%	3,258,000	3,331,305
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	4,180,000	4,566,650
Telefonica Emisiones SAU
01/15/15	4.949%	7,330,000	7,351,682
Verizon Communications, Inc. Senior Unsecured
04/15/18	6.100%	10,130,000	12,302,368
Total			42,653,656
Total Corporate Bonds & Notes (Cost: $868,416,328)			$889,758,271

U.S. Treasury Obligations 1.4%
U.S. Treasury (c)
03/31/17	1.000%	13,685,000	13,821,850
Total U.S. Treasury Obligations (Cost: $13,760,351)			$13,821,850

		Shares	Value

Money Market Funds 8.8%
Columbia Short-Term Cash Fund, 0.144% (d)(e)		87,560,381	$87,560,381
Total Money Market Funds (Cost: $87,560,381)			$87,560,381

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.8%
Repurchase Agreements 1.8%
Citigroup Global Markets, Inc. dated 04/30/12, matures 05/01/12, repurchase price $700,004 (f)
	0.210%	700,000	$700,000
Credit Suisse Securities (USA) LLC dated 04/26/12, matures 05/03/12, repurchase price $10,000,133 (f)
	0.160%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 04/30/12, matures 05/01/12, repurchase price $2,000,013 (f)
	0.240%	2,000,000	2,000,000
Societe Generale dated 04/30/12, matures 05/01/12, repurchase price $5,551,662 (f)
	0.210%	5,551,630	5,551,630
Total			18,251,630
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $18,251,630)			$18,251,630
Total Investments
(Cost: $987,988,690) (g)			$1,009,392,132(h)
Other Assets & Liabilities, Net			(13,056,877)
Net Assets			$996,335,255

Investment in Derivatives

At April 30, 2012, $1,785,175 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at April 30, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(331)	$(73,001,017)	July 2012	$—	$(98,764)
U.S. Treasury Note, 5-year	(2,009)	(248,707,932)	July 2012	—	(1,291,133)
U.S. Treasury Note, 10-year	(353)	(46,695,281)	June 2012	—	(435,685)
Total				$—	$(1,825,582)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $167,006,625 or 16.76% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	At April 30, 2012, security was partially or fully on loan.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2012.
(e)	Investments in affiliates during the period ended April 30, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,351,912	$338,874,516	$(277,666,047)	$—	$87,560,381	$63,797	$87,560,381

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value
Fannie Mae REMICS	$256,567
Fannie Mae-Aces	48,228
Freddie Mac REMICS	251,350
Government National Mortgage Association	157,855
Total Market Value of Collateral Securities	$714,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Fannie Mae Pool	$5,936,437
Government National Mortgage Association	4,263,563
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$70,680
Fannie Mae REMICS	524,641
Fannie Mae Whole Loan	16,483
Freddie Mac Gold Pool	148,043
Freddie Mac Non Gold Pool	38,299
Freddie Mac REMICS	458,253
Government National Mortgage Association	326,613
United States Treasury Note/Bond	457,002
Total Market Value of Collateral Securities	$2,040,014

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$3,858,369
Freddie Mac Gold Pool	1,804,294
Total Market Value of Collateral Securities	$5,662,663

(g)

At April 30, 2012, the cost of securities for federal income tax purposes was approximately $987,989,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$23,122,000
Unrealized Depreciation	(1,719,000)
Net Unrealized Appreciation	$21,403,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Bonds
Corporate Bonds & Notes	$—	$889,758,271	$—	$889,758,271
U.S. Treasury Obligations	13,821,850	—	—	13,821,850
Total Bonds	13,821,850	889,758,271	—	903,580,121

Other
Money Market Funds	87,560,381	—	—	87,560,381
Investments of Cash Collateral Received for Securities on Loan	—	18,251,630	—	18,251,630
Total Other	87,560,381	18,251,630	—	105,812,011

Investments in Securities	101,382,231	908,009,901	—	1,009,392,132
Derivatives
Liabilities
Futures Contracts	(1,825,582)	—	—	(1,825,582)
Total	$99,556,649	$908,009,901	$—	$1,007,566,550

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Money Market Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 21.5%
Chariot Funding LLC (a)
05/15/12	0.150%	$71,000,000	$70,995,485
Fairway Finance Co. LLC (a)
05/22/12	0.130%	32,000,000	31,997,573
05/23/12	0.140%	15,003,000	15,001,716
Jupiter Securitization Co. LLC (a)
05/15/12	0.140%	31,000,000	30,998,192
Market Street Funding LLC (a)
05/18/12	0.140%	37,000,000	36,997,379
05/24/12	0.200%	31,338,000	31,333,796
MetLife Short Term Funding (a)
05/17/12	0.140%	30,000,000	29,998,000
05/21/12	0.140%	40,147,000	40,143,654
Old Line Funding LLC (a)
05/02/12	0.110%	30,000,000	29,999,825
05/23/12	0.180%	38,044,000	38,039,583
Thunder Bay Funding LLC (a)
05/21/12	0.150%	42,000,000	41,996,267
06/21/12	0.180%	35,000,000	34,991,075
Total Asset-Backed Commercial Paper (Cost: $432,492,545)			$432,492,545

Commercial Paper 35.7%
Banking 11.8%
Bank Of Nova Scotia Trust Co.
05/04/12	0.070%	71,000,000	70,999,467
Canadian Imperial Holdings, Inc.
05/03/12	0.070%	71,000,000	70,999,606
Rabobank U.S.A. Financial Corp.
05/01/12	0.130%	23,000,000	23,000,000
State Street Corp.
07/03/12	0.180%	21,000,000	20,993,385
07/10/12	0.180%	50,000,000	49,982,500
Total			235,974,958
Consumer Products 1.7%
Procter & Gamble Co. (The) (a)
05/25/12	0.120%	35,000,000	34,997,200
Diversified Manufacturing 3.5%
General Electric Co.
05/01/12	0.060%	71,000,000	71,000,000
Life Insurance 3.6%
New York Life Capital Corp. (a)
05/14/12	0.140%	1,000,000	999,946
05/16/12	0.110%	56,000,000	55,997,200

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Life Insurance (continued)
07/12/12	0.160%	$15,000,000	$14,995,200
Total			71,992,346
Other Financial Institutions 1.6%
FCAR Owner Trust Series I
05/01/12	0.230%	31,000,000	31,000,000
Pharmaceuticals 10.0%
Johnson & Johnson (a)
05/01/12	0.050%	49,500,000	49,500,000
Pfizer, Inc. (a)
05/17/12	0.100%	36,000,000	35,998,400
Roche Holdings, Inc. (a)
05/24/12	0.090%	45,000,000	44,997,253
Sanofi Aventis (a)
05/04/12	0.100%	71,000,000	70,999,231
Total			201,494,884
Retailers 3.5%
Wal-Mart Stores, Inc. (a)
05/09/12	0.090%	30,000,000	29,999,333
05/16/12	0.080%	40,000,000	39,998,667
Total			69,998,000
Total Commercial Paper (Cost: $716,457,388)			$716,457,388

Certificates of Deposit 15.5%
BB&T Corp.
07/17/12	0.180%	54,000,000	54,000,000
Bank of Montreal Chicago Branch
05/02/12	0.130%	71,000,000	71,000,000
Royal Bank Of Canada
05/01/12	0.125%	69,000,000	69,000,000
Toronto-Dominion Bank (The)
05/10/12	0.120%	72,000,000	72,000,000
Westpac Banking Corp. (b)
07/03/12	0.506%	45,000,000	45,000,000
Total Certificates of Deposit (Cost: $311,000,000)			$311,000,000

U.S. Government & Agency Obligations 9.9%
Federal Home Loan Banks
05/29/12	0.060%	70,000,000	69,996,733
07/13/12	0.110%	21,000,000	20,995,529
Federal Home Loan Banks (b)
09/05/12	0.260%	50,000,000	50,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
05/22/12	0.040%	$50,000,000	$49,998,833
07/17/12	0.120%	7,300,000	7,298,127
Total U.S. Government & Agency Obligations (Cost: $198,289,222)			$198,289,222

Repurchase Agreements 1.9%
Tri-party Barclays Bank PLC dated 04/30/12, matures 05/01/12, repurchase price $17,800,084 (collateralized by U.S. Treasury Bond) Total Market Value $17,800,078
05/01/12	0.170%	17,800,000	$17,800,000
Tri-party RBC Capital Markets LLC dated 04/30/12, matures 05/01/12, repurchase price $20,000,072 (collateralized by U.S. Treasury Note) Total Market Value $20,400,016
05/01/12	0.130%	20,000,000	20,000,000
Total Repurchase Agreements (Cost: $37,800,000)			$37,800,000

Treasury Note Short-Term 10.1%
U.S. Treasury Bills
05/10/12	0.080%	60,000,000	$59,998,762
05/31/12	0.050%	62,000,000	61,997,417
06/28/12	0.100%	39,000,000	38,993,905
08/23/12	0.130%	42,000,000	41,983,375
Total Treasury Note Short-Term (Cost: $202,973,459)			$202,973,459

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 5.5%
ABS Other 1.5%
CIT Equipment Collateral Series 2012-VT1 Class A1 (c)
04/22/13	0.441%	12,330,000	12,330,000
CNH Equipment Trust Series 2011-C Class A1
01/04/13	0.548%	3,771,840	3,771,840
GE Equipment Small Ticket LLC Series 2011-2A Class A1 (c)
11/21/12	0.507%	3,303,094	3,303,094
Great America Leasing Receivables Series 2012-1 Class A1 (c)
04/15/13	0.512%	5,278,351	5,278,351

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ABS Other (continued)
Wheels SPV LLC Series 2012-1 Class A1 (c)
05/20/13	0.500%	$6,810,000	$6,810,000
Total			31,493,285
Car Loan 4.0%
AmeriCredit Automobile Receivables Trust
Series 2011-5 Class A1
11/08/12	0.433%	1,079,800	1,079,800
Series 2012-1 Class A1
02/08/13	0.447%	4,711,031	4,711,031
BMW Vehicle Lease Trust Series 2012-1 Class A1
05/20/13	0.325%	6,250,000	6,250,000
CarMax Auto Owner Trust Series 2012-1 Class A1
02/15/13	0.381%	4,201,929	4,201,929
Enterprise Fleet Financing LLC Series 2011-3 Class A1 (c)
11/20/12	0.589%	6,729,581	6,729,581
Ford Credit Auto Lease Trust Series 2012-A Class A1 (c)
03/15/13	0.358%	7,370,117	7,370,117
Ford Credit Auto Owner Trust (c)
Series 2012-A Class A1
02/15/13	0.449%	3,381,872	3,381,872
Series 2012-B Class A1
05/15/13	0.313%	6,250,000	6,250,000
Honda Auto Receivables Owner Trust
Series 2012-1 Class A1
03/15/13	0.413%	13,650,294	13,650,294
Series 2012-2 Class A1
05/15/13	0.301%	6,250,000	6,250,000
Nissan Auto Receivables Owner Trust Series 2012-A Class A1
03/15/13	0.359%	4,919,293	4,919,293
SMART Trust (c)
Series 2011-4USA Class A1
11/14/12	0.543%	2,209,476	2,209,476
Series 2012-1USA Class A1
03/14/13	0.477%	3,776,594	3,776,594
Volkswagen Auto Lease Trust Series 2011-A Class A1
11/20/12	0.461%	4,108,154	4,108,154
Volkswagen Auto Loan Enhanced Trust Series 2012-1 Class A1
01/22/13	0.439%	5,198,187	5,198,187
Total			80,086,328
Total Asset-Backed Securities - Non-Agency (Cost: $111,579,613)			$111,579,613
Total Investments
(Cost: $2,010,592,227) (d)			$2,010,592,227(e)
Other Assets & Liabilities, Net			(2,533,088)
Net Assets			$2,008,059,139

Notes to Portfolio of Investments
(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $810,974,975 or 40.39% of net assets.

(b)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2012. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $57,439,085 or 2.86% of net assets.

(d)	Also represents the cost of securities for federal income tax purposes at April 30, 2012.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the

Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Short-Term Securities
Asset-Backed Commercial Paper	$—	$432,492,545	$—	$432,492,545
Commercial Paper	—	716,457,388	—	716,457,388
Certificates of Deposit	—	311,000,000	—	311,000,000
U.S. Government & Agency Obligations	—	198,289,222	—	198,289,222
Repurchase Agreements	—	37,800,000	—	37,800,000
Treasury Note Short-Term	—	202,973,459	—	202,973,459
Total Short-Term Securities	—	1,899,012,614	—	1,899,012,614

Bonds
Asset-Backed Securities - Non-Agency	—	111,579,613	—	111,579,613
Total Bonds	—	111,579,613	—	111,579,613
Total	$—	$2,010,592,227	$—	$2,010,592,227

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost,

an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Short-Term Cash Fund

April 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 21.9%
Bryant Park Funding LLC (a)
05/01/12	0.140%	$175,000,000	$175,000,000
Chariot Funding LLC (a)
05/01/12	0.120%	100,000,000	100,000,000
05/15/12	0.170%	100,000,000	99,993,195
05/18/12	0.180%	50,000,000	49,995,514
Fairway Finance Co. LLC (a)
06/05/12	0.160%	50,000,000	49,992,222
06/12/12	0.180%	50,000,000	49,989,500
06/18/12	0.170%	40,000,000	39,990,933
Jupiter Securitization Co. LLC (a)
05/15/12	0.140%	18,000,000	17,998,950
05/16/12	0.140%	50,000,000	49,996,875
06/22/12	0.200%	50,000,000	49,985,556
Liberty Street Funding LLC (a)
05/01/12	0.180%	50,000,000	50,000,000
06/11/12	0.180%	50,000,000	49,989,750
Market Street Funding LLC (a)
06/04/12	0.210%	50,000,000	49,990,083
07/11/12	0.230%	50,000,000	49,977,320
07/13/12	0.220%	50,000,000	49,977,694
MetLife Short Term Fund (a)
05/21/12	0.140%	50,000,000	49,995,833
06/20/12	0.180%	40,000,000	39,990,000
06/27/12	0.170%	50,000,000	49,986,542
07/25/12	0.200%	25,000,000	24,988,194
Old Line Funding LLC (a)
05/01/12	0.010%	100,000,000	100,000,000
05/04/12	0.090%	50,000,000	49,999,500
05/23/12	0.180%	25,000,000	24,997,097
05/29/12	0.019%	40,025,000	40,019,085
08/14/12	0.230%	50,000,000	49,966,458
Thunder Bay Funding LLC (a)
05/04/12	0.080%	50,000,000	49,999,542
05/07/12	0.190%	50,000,000	49,998,167
05/16/12	0.190%	50,030,000	50,025,831
06/18/12	0.180%	50,000,000	49,988,000
Total Asset-Backed Commercial Paper (Cost: $1,562,831,841)			$1,562,831,841

Commercial Paper 20.2%
Banking 3.6%
ANZ National International Ltd. (a)
05/24/12	0.280%	50,000,000	49,990,736
Rabobank U.S.A. Financial Corp.
05/01/12	0.130%	39,200,000	39,200,000
State Street Corp.
05/08/12	0.150%	50,000,000	49,998,347
07/03/12	0.180%	40,000,000	39,987,400
07/11/12	0.180%	50,000,000	49,982,250
07/30/12	0.190%	30,000,000	29,985,750
Total			259,144,483

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Consumer Products 2.4%
Procter & Gamble Co. (The) (a)
05/01/12	0.120%	$16,500,000	$16,500,000
06/07/12	0.130%	42,000,000	41,994,388
Procter & Gamble International Funding (a)
05/01/12	0.100%	61,300,000	61,300,000
05/07/12	0.080%	50,000,000	49,999,250
Total			169,793,638
Diversified Manufacturing 1.4%
General Electric Co.
05/07/12	0.100%	100,000,000	99,998,167
Life Insurance 2.1%
New York Life Capital Corp. (a)
05/30/12	0.130%	27,000,000	26,997,173
06/06/12	0.130%	32,705,000	32,700,748
06/13/12	0.140%	24,200,000	24,195,953
06/20/12	0.150%	36,000,000	35,992,500
06/25/12	0.150%	30,000,000	29,993,125
Total			149,879,499
Non-Captive Diversified 2.1%
General Electric Capital Corp.
05/23/12	0.150%	50,000,000	49,995,417
05/25/12	0.150%	50,000,000	49,995,000
06/01/12	0.130%	50,000,000	49,994,403
Total			149,984,820
Oil Field Services 0.3%
Chevron Corp. (a)
05/14/12	0.090%	24,702,000	24,701,108
Other Financial Institutions 0.8%
FCAR Owner Trust Series I
07/10/12	0.280%	54,000,000	53,970,600
Pharmaceuticals 5.4%
Johnson & Johnson (a)
05/01/12	0.050%	50,000,000	50,000,000
05/02/12	0.040%	50,000,000	49,999,889
05/03/12	0.060%	50,000,000	49,999,750
Roche Holdings, Inc. (a)
05/10/12	0.060%	40,000,000	39,999,300
05/14/12	0.080%	25,000,000	24,999,278
05/15/12	0.070%	20,000,000	19,999,455
05/16/12	0.070%	20,000,000	19,999,417
06/14/12	0.110%	30,000,000	29,995,967
Sanofi Aventis (a)
05/04/12	0.090%	50,000,000	49,999,500

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Pharmaceuticals (continued)
05/10/12	0.110%	$50,000,000	$49,998,500
Total			384,991,056
Retailers 2.1%
Wal-Mart Stores, Inc. (a)
05/07/12	0.070%	100,000,000	99,998,750
05/09/12	0.090%	49,000,000	48,998,911
Total			148,997,661
Total Commercial Paper (Cost: $1,441,461,032)			$1,441,461,032

Certificates of Deposit 12.1%
BB&T Corp.
06/19/12	0.170%	50,000,000	50,000,000
07/02/12	0.190%	50,000,000	50,000,000
07/09/12	0.190%	40,000,000	40,000,000
Bank Of Montreal
05/01/12	0.110%	141,700,000	141,700,000
Canadian Imperial Bank Of Commerce
05/01/12	0.110%	140,000,000	140,000,000
Royal Bank Of Canada
05/01/12	0.125%	150,000,000	150,000,000
Toronto-Dominion Bank (The)
05/07/12	0.110%	50,000,000	50,000,000
05/07/12	0.110%	50,000,000	50,000,000
05/07/12	0.130%	50,000,000	50,000,000
06/29/12	0.150%	50,000,000	50,000,000
07/16/12	0.170%	50,000,000	50,000,000
Westpac Banking Corp. (b)
07/03/12	0.506%	38,000,000	38,000,000
Total Certificates of Deposit (Cost: $859,700,000)			$859,700,000

U.S. Government & Agency Obligations 25.6%
Federal Home Loan Banks
05/01/12	0.030%	181,900,000	181,900,000
05/04/12	0.060%	250,000,000	249,998,354
05/07/12	0.030%	100,000,000	99,999,500
05/30/12	0.070%	75,000,000	74,995,771
06/26/12	0.070%	150,000,000	149,983,667
Federal Home Loan Banks (b)
09/05/12	0.200%	50,000,000	50,000,000
Federal Home Loan Banks (c)
05/11/12	0.080%	125,000,000	124,996,875
05/18/12	0.080%	117,200,000	117,195,573
Federal Home Loan Mortgage Corp.
05/02/12	0.040%	125,000,000	124,999,757
05/09/12	0.040%	125,000,000	124,998,889
05/17/12	0.090%	100,000,000	99,996,000
05/22/12	0.060%	125,000,000	124,995,333

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations (continued)
06/07/12	0.060%	$100,000,000	$99,993,833
06/08/12	0.060%	200,000,000	199,987,333
Total U.S. Government & Agency Obligations (Cost: $1,824,040,885)			$1,824,040,885

U.S. Government-Insured Debt 2.5%
Straight-A Funding LLC (a)(d)
U.S. Treasury Government Guaranty
05/08/12	0.090%	50,000,000	49,999,028
05/14/12	0.110%	20,000,000	19,999,133
05/21/12	0.110%	32,580,000	32,578,009
05/21/12	0.110%	15,278,000	15,277,066
05/24/12	0.110%	28,142,000	28,140,022
05/25/12	0.110%	29,000,000	28,997,874
Total U.S. Government-Insured Debt (Cost: $174,991,132)			$174,991,132

Repurchase Agreements 2.1%
Tri-Party Barclays Bank PLC dated 04/30/12, matures 05/01/12, repurchase price $100,000,472 (collateralized by U.S. Treasury Note) Total Market Value $100,000,105
	0.170%	$100,000,000	$100,000,000
Tri-Party RBC Capital Markets LLC dated 04/30/12, matures 05/01/12, repurchase price $50,000,181 (collateralized by U.S. Treasury Note) Total Market Value $51,000,041
	0.130%	50,000,000	50,000,000
Total Repurchase Agreements (Cost: $150,000,000)			$150,000,000

Treasury Note Short-Term 11.9%
U.S. Treasury Bills
05/03/12	0.050%	300,000,000	$299,998,889
U.S. Treasury Bills (c)
05/17/12	0.060%	100,000,000	99,997,333
05/31/12	0.050%	200,000,000	199,991,917
06/21/12	0.070%	150,000,000	149,985,125
06/28/12	0.070%	100,000,000	99,988,722
Total Treasury Note Short-Term (Cost: $849,961,986)			$849,961,986

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 3.8%
ABS Other 1.1%
CIT Equipment Collateral Series 2012-VT1 Class A1 (e)
04/22/13	0.441%	$32,000,000	$32,000,000
CNH Equipment Trust Series 2011-C Class A1
01/04/13	0.548%	7,873,715	7,873,715
GE Equipment Small Ticket LLC Series 2011-2A Class A1 (e)
11/21/12	0.507%	7,480,537	7,480,537
Great America Leasing Receivables Series 2012-1 Class A1 (e)
04/15/13	0.512%	14,045,782	14,045,782
Wheels SPV LLC Series 2012-1 Class A1 (e)
05/20/13	0.500%	17,950,000	17,950,000
Total			79,350,034
Car Loan 2.7%
AmeriCredit Automobile Receivables Trust
Series 2011-5 Class A1
11/08/12	0.433%	1,950,606	1,950,606
Series 2012-1 Class A1
02/08/13	0.447%	11,361,900	11,361,900
BMW Vehicle Lease Trust Series 2012-1 Class A1
05/20/13	0.325%	16,250,000	16,250,000
CarMax Auto Owner Trust Series 2012-1 Class A1
02/15/13	0.381%	9,004,133	9,004,133
Enterprise Fleet Financing LLC Series 2011-3 Class A1 (e)
11/20/12	0.589%	12,235,602	12,235,602
Ford Credit Auto Lease Trust Series 2012-A Class A1 (e)
03/15/13	0.358%	19,977,726	19,977,726
Ford Credit Auto Owner Trust (e)
Series 2012-A Class A1
02/15/13	0.449%	6,883,456	6,883,456
Series 2012-B Class A1
05/15/13	0.313%	16,250,000	16,250,000
Honda Auto Receivables Owner Trust
Series 2012-1 Class A1
03/15/13	0.413%	32,409,917	32,409,917
Series 2012-2 Class A1
05/15/13	0.301%	16,250,000	16,250,000
Nissan Auto Receivables Owner Trust Series 2012-A Class A1
03/15/13	0.359%	11,730,621	11,730,621
SMART Trust (e)
Series 2011-4USA Class A1
11/14/12	0.543%	4,734,592	4,734,591
Series 2012-1USA Class A1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
03/14/13	0.477%	$9,774,713	$9,774,713
Volkswagen Auto Lease Trust Series 2011-A Class A1
11/20/12	0.461%	9,294,190	9,294,190
Volkswagen Auto Loan Enhanced Trust Series 2012-1 Class A1
01/22/13	0.439%	10,575,622	10,575,622
Total			188,683,077
Total Asset-Backed Securities - Non-Agency (Cost: $268,033,111)			$268,033,111

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 9.3%
Asset-Backed Commercial Paper 1.0%
Alpine Securitization
05/25/12	0.190%	14,997,229	$14,997,229
05/01/12	0.150%	4,999,979	4,999,979
Aspen Funding Corp.
05/11/12	0.471%	9,987,858	9,987,858
Kells Funding, LLC
07/02/12	0.601%	19,957,000	19,957,000
06/04/12	0.501%	4,993,403	4,993,403
LMA Americas LLC
05/02/12	0.300%	9,999,333	9,999,333
Regency Markets No. 1 LLC
05/15/12	0.380%	4,979,318	4,979,318
Thunder Bay Funding LLC
07/20/12	0.180%	5,044,704	5,044,704
Total			74,958,824
Certificates of Deposit 3.8%
ABM AMRO Bank N.V.
06/21/12	0.400%	9,989,788	9,989,788
Australia and New Zealand Bank Group, Ltd.
05/09/12	0.500%	10,000,000	10,000,000
05/01/12	0.100%	10,000,000	10,000,000
Bank of Nova Scotia
05/03/12	0.371%	10,000,000	10,000,000
07/26/12	0.319%	22,000,000	22,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	4,994,512	4,994,512
Barclays Bank PLC
07/18/12	0.280%	15,000,000	15,000,000
Den Danske Bank
05/01/12	0.180%	18,000,000	18,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Deutsche Bank AG
09/14/12	0.750%	$20,000,000	$20,000,000
Hong Kong Shanghai Bank Corp., Ltd.
05/21/12	0.250%	25,000,000	25,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
05/31/12	0.190%	15,000,000	15,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	25,000,000	25,000,000
08/14/12	0.400%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
05/10/12	0.280%	27,000,000	27,000,000
National Bank of Canada
05/08/12	0.391%	15,000,000	15,000,000
Natixis
05/01/12	0.240%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
05/29/12	0.370%	15,000,000	15,000,000
Svenska Handelsbanken
09/13/12	0.490%	10,000,000	10,000,000
Westpac Banking Corp.
05/11/12	0.411%	10,000,000	10,000,000
Total			268,984,300
Commercial Paper 2.0%
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	14,974,596	14,974,596
08/10/12	0.531%	4,989,474	4,989,474
Credit Suisse
06/29/12	0.360%	9,989,800	9,989,800
Development Bank of Singapore Ltd.
08/07/12	0.552%	29,917,958	29,917,958
DnB NOR
08/30/12	0.489%	15,000,000	15,000,000
Macquarie Bank Ltd.
06/15/12	0.701%	9,983,083	9,983,083
Nordea Bank AB
07/24/12	0.627%	14,952,604	14,952,604
Skandinaviska Enskilda Banken AB
06/15/12	0.330%	4,997,250	4,997,250
Societe Generale
05/01/12	0.310%	9,999,397	9,999,397
Suncorp Metway Ltd.
06/04/12	0.450%	4,996,063	4,996,063

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
06/12/12	0.460%	$24,979,875	$24,979,875
Total			144,780,100
Repurchase Agreements 2.5%
Citigroup Global Markets, Inc. dated 04/30/12, matures 05/01/12, repurchase price $2,000,012 (f)
	0.210%	2,000,000	2,000,000
Credit Suisse Securities (USA) LLC dated 04/26/12, matures 05/03/12, repurchase price $10,000,133 (f)
	0.160%	10,000,000	10,000,000
Goldman Sachs & Co. dated 04/24/12, matures 05/01/12, repurchase price $30,000,100 (f)
	0.120%	30,000,000	30,000,000
Natixis Financial Products, Inc. dated 04/30/12, matures 05/01/12, repurchase price $50,000,333 (f)
	0.240%	50,000,000	50,000,000
Nomura Securities dated 04/30/12, matures 05/01/12, repurchase price $20,000,133 (f)
	0.240%	20,000,000	20,000,000
RBS Securities, Inc. dated 04/30/12, matures 05/01/12, repurchase price $10,000,058 (f)
	0.210%	10,000,000	10,000,000
Royal Bank of Canada dated 04/30/12, matures 05/01/12, repurchase price $10,000,056 (f)
	0.200%	10,000,000	10,000,000
Societe Generale (f)
dated 04/30/12, matures 05/01/12,
repurchase price $15,000,088
	0.210%	15,000,000	15,000,000
repurchase price $15,561,854
	0.180%	15,561,776	15,561,776
UBS Securities LLC dated 04/30/12, matures 05/01/12, repurchase price $15,000,088 (f)
	0.210%	15,000,000	15,000,000
Total			177,561,776
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $666,285,000)			$666,285,000
Total Investments
(Cost: $7,797,304,987) (g)			$7,797,304,987(h)
Other Assets & Liabilities, Net			(666,813,445)
Net Assets			$7,130,491,542

Notes to Portfolio of Investments
(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $2,666,176,671 or 37.39% of net assets.

(b)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2012. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	At April 30, 2012, security was partially or fully on loan.
(d)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $141,332,407 or 1.98% of net assets.

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value
Fannie Mae REMICS	$733,049
Fannie Mae-Aces	137,795
Freddie Mac REMICS	718,141
Government National Mortgage Association	451,015
Total Market Value of Collateral Securities	$2,040,000

Credit Suisse Securities (USA) LLC (0.160%)

Security Description	Value
Fannie Mae Pool	$5,936,438
Government National Mortgage Association	4,263,563
Total Market Value of Collateral Securities	$10,200,001

Goldman Sachs & Co. (0.120%)

Security Description	Value
Fannie Mae Pool	$20,432,700
Freddie Mac Gold Pool	9,768,361
Freddie Mac Non Gold Pool	398,939
Total Market Value of Collateral Securities	$30,600,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value
Fannie Mae Pool	$1,766,998
Fannie Mae REMICS	13,116,016
Fannie Mae Whole Loan	412,063
Freddie Mac Gold Pool	3,701,080
Freddie Mac Non Gold Pool	957,476
Freddie Mac REMICS	11,456,328
Government National Mortgage Association	8,165,321
United States Treasury Note/Bond	11,425,058
Total Market Value of Collateral Securities	$51,000,340

Nomura Securities (0.240%)

Security Description	Value
Fannie Mae Pool	$4,081,162
Freddie Mac Gold Pool	4,687,901
Ginnie Mae II Pool	11,630,937
Total Market Value of Collateral Securities	$20,400,000

RBS Securities, Inc. (0.210%)

Security Description	Value
United States Treasury Note/Bond	$10,200,049
Total Market Value of Collateral Securities	$10,200,049

Royal Bank of Canada (0.200%)

Security Description	Value
Fannie Mae Pool	$8,815,349
Freddie Mac Gold Pool	455,047
Freddie Mac Non Gold Pool	452,826
Ginnie Mae II Pool	476,778
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.210%)

Security Description	Value
Fannie Mae Pool	$10,424,963
Freddie Mac Gold Pool	4,875,037
Total Market Value of Collateral Securities	$15,300,000

Societe Generale (0.180%)

Security Description	Value
United States Treasury Note/Bond	$15,873,012
Total Market Value of Collateral Securities	$15,873,012

UBS Securities LLC (0.210%)

Security Description	Value
Fannie Mae Pool	$10,728,934
Freddie Mac Gold Pool	4,571,066
Total Market Value of Collateral Securities	$15,300,000

(g)	Also represents the cost of securities for federal income tax purposes at April 30, 2012.
(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Fair value at April 30, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Short-Term Securities
Asset-Backed Commercial Paper	$—	$1,562,831,841	$—	$1,562,831,841
Commercial Paper	—	1,441,461,032	—	1,441,461,032
Certificates of Deposit	—	859,700,000	—	859,700,000
U.S. Government & Agency Obligations	—	1,824,040,885	—	1,824,040,885
U.S. Government-Insured Debt	—	174,991,132	—	174,991,132
Repurchase Agreements	—	150,000,000	—	150,000,000
Treasury Note Short-Term	—	849,961,986	—	849,961,986
Total Short-Term Securities	—	6,862,986,876	—	6,862,986,876

Bonds
Asset-Backed Securities - Non-Agency	—	268,033,111	—	268,033,111
Total Bonds	—	268,033,111	—	268,033,111

Other
Investments of Cash Collateral Received for Securities on Loan	—	666,285,000	—	666,285,000
Total Other	—	666,285,000	—	666,285,000
Total	$—	$7,797,304,987	$—	$7,797,304,987

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost,

an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 22, 2012